                                  PROSPECTUS DATED MARCH 10, 1997,
COMMON SENSE TRUST LOGO           AS SUPPLEMENTED ON JULY 28, 1997.

     Common Sense(R) Trust (the "Trust") is a diversified open-end management investment company which offers shares in seven separate Funds which are described in this Prospectus. The goals of such Funds are as follows:

          Common Sense(R) Emerging Growth Fund, formerly known as Common Sense II Emerging Growth Fund (the "Emerging Growth Fund"), seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by Van Kampen American Capital Asset Management, Inc. to be emerging growth companies.

          Common Sense(R) International Equity Fund, formerly known as Common Sense II International Equity Fund (the "International Equity Fund"), seeks total return on its assets from growth of capital and income. The Fund seeks to achieve its goal by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers.

          Common Sense(R) Growth Fund (the "Growth Fund") seeks capital appreciation through investments in common stocks and options on common stocks. Any income realized on its investments will be purely incidental to its goal of capital appreciation.

          Common Sense(R) Growth and Income Fund (the "Growth and Income Fund") seeks reasonable growth and income through investments in equity securities that provide dividend or interest income, including common and preferred stocks and securities convertible into common or preferred stocks.

          Common Sense(R) Government Fund (the "Government Fund") seeks high current return consistent with preservation of capital by investing in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          Common Sense(R) Municipal Bond Fund (the "Municipal Bond Fund") seeks as high a level of current interest income exempt from federal income tax as is consistent with the preservation of capital.

          Common Sense(R) Money Market Fund (the "Money Market Fund") seeks protection of capital and a high level of current income through investments in money market securities.

          INVESTMENTS IN THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE MONEY MARKET FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.

          In seeking their respective goals, each Fund, except the Money Market Fund, may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures. See "Goals and Investment Policies."

          There is no assurance that each Fund will be successful in achieving its goals.

          EACH FUND, EXCEPT THE INTERNATIONAL EQUITY FUND, WILL NOT PURCHASE ANY SECURITIES ISSUED BY COMPANIES PRIMARILY ENGAGED IN THE MANUFACTURE OF ALCOHOL OR TOBACCO.

     This Prospectus tells investors briefly the information they should know before investing in a Fund. Investors should read and retain this Prospectus for future reference.

     A Statement of Additional Information dated the same date as this Prospectus has been filed with the Securities and Exchange Commission ("SEC"), contains further information about the Funds and is available along with other related materials at the SEC's internet web site (http://www.sec.gov). A copy of the Statement of Additional Information may be obtained without charge by writing PFS Distributors, Inc., 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0001. The Statement of Additional Information is hereby incorporated in its entirety by reference into this Prospectus. Please call Customer Service at (800) 544-5445 for information on the Funds.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR STATE REGULATORS NOR HAS THE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
COMMON SENSE(R) TRUST
--------------------------------------------------------------------------------

CUSTODIAN:                                                 INVESTMENT ADVISER:
State Street Bank and Trust Company                        Van Kampen American Capital
225 Franklin Street                                        Asset Management, Inc.
Boston, Massachusetts 02110                                One Parkview Plaza

TRANSFER AGENT:                                            Oakbrook Terrace, Illinois 60181

PFS Shareholder Services                                   INVESTMENT SUBADVISER:
3100 Breckinridge Blvd., Bldg. 200                         (International Equity Fund)
Duluth, Georgia 30199-0062                                 Smith Barney Mutual Funds Management, Inc.
(800) 544-5445                                             388 Greenwich Street
(800) 544-7278 Spanish-speaking Representatives            New York, New York 10013

(800) 824-1721 TDD Service for Hearing Impaired            DISTRIBUTOR:
                                                           PFS Distributors, Inc.
                                                           3100 Breckinridge Blvd., Bldg. 200
                                                           Duluth, Georgia 30199-0001

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Prospectus Summary...................    2
Expense Synopsis.....................    6
Financial Highlights.................   14
Introduction.........................   25
Goals and Investment Policies........   25
Investment Practices and Risks.......   32
The Trust and Its Management.........   40
Alternative Sales Arrangements.......   42
Purchase of Shares...................   43
Distribution Plans...................   49
Shareholder Services.................   50
Redemption of Shares.................   52
Dividends, Distributions and Taxes...   53
Performance Information..............   55
Additional Information...............   57

     NO DEALER, SALESPERSON, OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY ANY FUND, THE ADVISER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY ANY FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR ANY FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

                               PROSPECTUS SUMMARY

TYPE OF COMPANY. The Trust is a diversified, open-end management investment company which offers shares of beneficial interest in seven separate Funds which are described in this Prospectus: the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund, the Government Fund, the Municipal Bond Fund and the Money Market Fund.

MINIMUM PURCHASE. $250 minimum initial investment and $25 for each subsequent investment (or less as described under "Purchase of Shares").

GOALS. The Emerging Growth Fund seeks capital appreciation; the International Equity Fund seeks total return on its assets from growth of capital and income; the Growth Fund seeks capital appreciation; the Growth and Income Fund seeks reasonable growth and income; the Government Fund seeks high current return consistent with preservation of capital; the Municipal Bond Fund seeks current interest income exempt from federal income tax; and the Money Market Fund seeks protection of capital and a high level of current income. There is, however, no assurance that any Fund will be successful in achieving its goals.

INVESTMENT POLICIES AND RISKS. The EMERGING GROWTH FUND invests at least 65% of its total assets in common stocks of small and medium sized companies (less than $2 billion of market capitalization or annual sales), both domestic and foreign, considered by the Adviser to be emerging growth companies. The companies in which the Fund invests may offer greater opportunities for growth of capital than larger, more established companies, but investments in such companies may involve special risks. See "Goals and Investment Policies -- Emerging Growth Fund" and "Investment Practices and Risks -- Foreign Securities." The use of options, futures contracts and related options may include additional risks. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information for a discussion of risk factors relating to options and futures strategies.

The INTERNATIONAL EQUITY FUND invests at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers. Investing in equity securities of non-United States issuers may subject the Fund to risks of foreign, political, economic and legal conditions and developments. See "Goals and Investment Policies -- International Equity Fund," "Investment Practices and Risks -- Options, Futures Contracts and Related Options, Currency Transactions, Interest Rate Transactions and Market Index Transactions" and the Statement of Additional Information, for a discussion of risk factors relating to these strategies.

The GROWTH FUND invests principally in common stocks that the investment adviser believes provide unusually attractive growth opportunities and options on such common stocks. Any income from these investments will be incidental to the capital appreciation goal. The Fund may use portfolio management techniques and strategies involving options, futures contracts and options on futures. The utilization of options, futures contracts and options on futures contracts may involve greater than ordinary investment risks and the likelihood of more volatile price fluctuation. See "Goals and Investment Policies -- Growth Fund," "Investment Practices and Risks -- Using Options, Futures Contracts and Related Options," and the Statement of Additional Information, for a discussion of risk factors relating to options and futures strategies.

The GROWTH AND INCOME FUND invests principally in common and preferred stocks, and in securities convertible into common and preferred stocks, that have provided dividend or interest income to their security holders during the past twelve months. The Fund may use portfolio management techniques and strategies involving options, futures contracts and options on futures. The utilization of options, futures contracts and options on futures contracts may involve greater than ordinary investment risks and the likelihood of more volatile price fluctuation. See "Goals and Investment Policies -- Growth and Income Fund," "Investment Practices and Risks -- Using Options, Futures Contracts and Related Options," and the Statement of Additional Information, for a discussion of risk factors relating to options and futures strategies.

The GOVERNMENT FUND invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may sell and purchase options on U.S. Government securities; and purchase and sell interest rate futures contracts and options on such contracts since such transactions are entered into for bona fide hedging purposes. The market prices of debt securities, including U.S. Government securities, generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as interest rates rise. See "Goals and Investment
Policies -- Government Fund." The Fund may also purchase or sell U.S. Government securities on a forward commitment basis. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and "Forward Commitments" and the Statement of Additional Information, for a discussion on forward commitments and risk factors relating to options and futures strategies.

The MUNICIPAL BOND FUND invests in a diversified portfolio of obligations issued by states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from federal income tax ("Municipal Bonds"). The Fund will not purchase any "private activity bonds" subject to the alternative minimum tax. See "Goals and Investment Policies -- Municipal Bond Fund." The Fund invests primarily in long-term Municipal Bonds which tend to produce higher yields and are subject to greater market fluctuations as a result of changes in interest rates ("market risk") than Municipal Bonds with shorter maturities and lower yields. At least 75% of the Fund's total assets will be invested in Municipal Bonds rated "A" or higher. Lower rated securities are subject to greater market risks and are also subject to the ability of the issuer to meet its principal and interest obligations ("credit risk"). The Fund may acquire stand-by commitments. Stand-by commitments involve an element of risk. See "Investment Practices and Risks -- Stand-by Commitments." The Fund may seek to hedge interest rate risk through transactions in listed futures contracts related to U.S. Government securities, Municipal Bonds or to an index of Municipal Bonds, and options on such contracts. Any net gains from futures and options transactions are subject to federal income tax and such transactions may involve certain risks. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information for further discussion. The market prices of debt securities, including Municipal Bonds, generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term interest rates fall.

The MONEY MARKET FUND invests in a diversified portfolio of money market securities. This Fund seeks to maintain a constant net asset value of $1.00 per share. There can be no guarantee that the Fund will maintain its net asset value per share at $1.00.

Under certain market conditions, all Funds except the Money Market Fund may experience a high rate of portfolio turnover. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs. See "Investment Practices and Risks -- Portfolio Turnover."

INVESTMENT ADVISER. Van Kampen American Capital Asset Management, Inc. (the "Adviser") serves as the investment adviser to the Trust. Smith Barney Mutual Funds Management, Inc. (the "Subadviser") provides advisory services to the Adviser with respect to the International Equity Fund. See "The Trust and Its Management."

DISTRIBUTOR. PFS Distributors, Inc. (the "Distributor") distributes each Fund's shares.

ALTERNATIVE SALES ARRANGEMENTS. Each Fund (other than the Money Market Fund) offers two classes of shares to the public, each with its own sales charge structure: Class A shares and Class B shares. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class of shares that best suits their circumstances and objectives. As of May 20, 1996, all of the previously outstanding shares of the Growth Fund, the Growth and Income Fund, the Government Fund, the Municipal Bond Fund and the Money Market Fund were redesignated as Class 1 shares without any other changes, and Class A and Class B shares were authorized for issuance. As of May 20, 1996, Class 1 shares were authorized for issuance for the Emerging Growth Fund and the International Equity Fund. Each Fund offers Class 1 shares only to accounts of previously established shareholders or members of a family unit comprising of husband, wife and minor children, and Class 1 shareholders of other Common Sense Funds exchanging their Class 1 shares for Class 1 shares of the Fund. Each class of shares represents an interest in the same portfolio of investments of a Fund. See "Alternative Sales Arrangements -- Factors for Consideration." For information on redeeming shares see "Redemption of Shares."

Class A Shares. Class A shares of the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund are offered at net asset value per share plus a maximum initial sales charge of 5.50% of the offering price. Class A shares of the Government Fund and Municipal Bond Fund are offered at net asset value per share plus a maximum initial sales charge of 4.75% and 4.50%, respectively, of the offering price. Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a contingent deferred sales charge of 1.00% may be imposed on redemptions made within one year of the purchase. Class A shares of the Money Market Fund are sold at net asset value. Each Fund pays an annual service fee at the rate of 0.25% of its average daily net assets (0.10% for Money Market Fund) attributable to such class of shares. See "Purchase of Shares -- Class A Shares" and "Distribution Plans."

Class B Shares. Class B shares of the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund are offered at net asset value per share and are subject to a maximum contingent deferred sales charge of 5.00% of redemption proceeds during the first year, declining each year thereafter to 0.00% after the fifth year. Class B shares of the Government Fund and the Municipal Bond Fund are offered at net asset value per share and are subject to a maximum contingent deferred sales charge of 4.00% of redemption proceeds during the first and second year, declining each year thereafter to 0% after the fifth year. See "Redemption of Shares." Each Fund (other than Money Market Fund) pays a combined annual distribution fee and service fee at the rate of 1.00% of its average daily net assets attributable to such class of shares. Class B shares of the Money Market Fund are available only through exchanges by Class B shareholders of another Common Sense Fund and remain subject to the contingent deferred sales charge imposed by the original fund. The Money Market Fund pays a distribution fee at the rate of 0.75% of its average daily net assets attributable to Class B shares. See "Purchase of Shares -- Class B Shares" and "Distribution Plans." Class B shares will convert automatically to Class A shares six years after the shareholder's order to purchase was accepted. See "Alternative Sales Arrangements -- Conversion Feature."

Class 1 Shares. Class 1 shares are offered to the persons described above. Class 1 shares of the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund are offered at a sales charge of 8.50% of offering price; Class 1 shares of the Government Fund are offered at a sales charge of 6.75% of offering price; and Class 1 shares of the Municipal Bond Fund are offered at a sales charge of 4.75% of offering price. The sales charge is reduced on investments of $10,000 or more for the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income

Fund, $25,000 or more for the Government Fund, and $100,000 or more for the Municipal Bond Fund. Shares of the Money Market Fund are sold without a sales charge. See "Purchase of Shares -- Class 1 Shares."

DIVIDENDS AND DISTRIBUTIONS. The Emerging Growth Fund, the International Equity Fund and the Growth Fund may declare and pay dividends and capital gain distributions annually. The Growth and Income Fund may declare and pay dividends quarterly and capital gain distributions annually. Income dividends are declared each business day and paid monthly for the Government Fund, the Municipal Bond Fund and the Money Market Fund; any net short-term or long-term capital gains are distributed at least annually. All dividends and distributions are automatically reinvested in shares of a Fund at net asset value per share (without a sales charge) unless payment in cash is requested. See "Dividends, Distributions and Taxes."

       This summary is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

--------------------------------------------------------------------------------
EXPENSE SYNOPSIS
--------------------------------------------------------------------------------

                                                              EMERGING GROWTH FUND
                                                   -------------------------------------------
                                                    CLASS 1       CLASS A          CLASS B
                                                   SHARES(a)       SHARES          SHARES
----------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales load imposed on purchases
       (as a percentage of offering price).....    8.50%          5.50%             None
     Maximum sales charge imposed on
       reinvestment of dividends (as a
       percentage of offering price)...........    None           None              None
     Deferred sales charge (as a percentage of
       the lesser of original purchase price or
       redemption value).......................    None           None         Year 1 - 5.00%
                                                                               Year 2 - 4.00%
                                                                               Year 3 - 3.00%
                                                                               Year 4 - 2.50%
                                                                               Year 5 - 1.50%
                                                                               After - None(b)
     Redemption fee............................    None           None              None
     Exchange fee..............................    None           None              None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Management fees...........................    0.65%          0.65%             0.65%
     12b-1 fees(c).............................    0.00%          0.25%             1.00%(d)
     Other expenses............................    1.09%          1.31%             1.31%
     Total fund operating expenses.............    1.74%          2.21%             2.96%

--------------------------------------------------------------------------------

  (a) Based on actual expenses from the inception of the class on August 8, 1996 to October 31, 1996.

  (b) See "Purchase of Shares -- Class B Shares."

  (c) 0.25% for Class A shares and 1.00% for Class B shares. See "Distribution Plans."

  (d) Individual long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a Fund-level expense by NASD Rules.

--------------------------------------------------------------------------------
EXPENSE SYNOPSIS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                            INTERNATIONAL EQUITY FUND
                                                   -------------------------------------------
                                                    CLASS 1       CLASS A          CLASS B
                                                   SHARES(a)       SHARES          SHARES
----------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales load imposed on purchases
       (as a percentage of offering price).....    8.50%          5.50%             None
     Maximum sales charge imposed on
       reinvestment of dividends (as a
       percentage of offering price)...........    None           None              None
     Deferred sales charge (as a percentage of
       the lesser of original purchase price or
       redemption value).......................    None           None         Year 1 - 5.00%
                                                                               Year 2 - 4.00%
                                                                               Year 3 - 3.00%
                                                                               Year 4 - 2.50%
                                                                               Year 5 - 1.50%
                                                                               After - None(b)
     Redemption fee............................    None           None              None
     Exchange fee..............................    None           None              None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Management fees(c)........................    0.00%          0.00%             0.00%
     12b-1 fees(d).............................    0.00%          0.25%             1.00%(e)
     Other expenses(c).........................    2.50%          2.50%             2.50%
     Total fund operating expenses(c)..........    2.50%          2.75%             3.50%

--------------------------------------------------------------------------------

  (a) Based on actual expenses from the inception of the class on August 8, 1996 to October 31, 1996.

  (b) See "Purchase of Shares -- Class B Shares."

  (c) After expense reimbursement. In the absence of such expense reimbursement, management fees and other expenses would be 1.00% and 2.87%, respectively, for all Classes of shares; total fund operating expenses would be 3.87%, 4.12%, and 4.87%, for Class 1, A, and B shares, respectively.

  (d) 0.25% for Class A shares and 1.00% for Class B shares. See "Distribution Plans."

  (e) Individual long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a Fund-level expense by NASD Rules.

--------------------------------------------------------------------------------
EXPENSE SYNOPSIS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                   GROWTH FUND
                                                   -------------------------------------------
                                                   CLASS 1        CLASS A          CLASS B
                                                    SHARES       SHARES(a)        SHARES(a)
----------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales load imposed on purchases
       (as a percentage of offering price).....    8.50%         5.50%              None
     Maximum sales charge imposed on
       reinvestment of dividends (as a
       percentage of offering price)...........    None          None               None
     Deferred sales charge (as a percentage of
       the lesser of original purchase price or
       redemption value).......................    None          None          Year 1 - 5.00%
                                                                               Year 2 - 4.00%
                                                                               Year 3 - 3.00%
                                                                               Year 4 - 2.50%
                                                                               Year 5 - 1.50%
                                                                               After - None(b)
     Redemption fee............................    None          None               None
     Exchange fee..............................    None          None               None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Management fees...........................    0.60%         0.60%              0.60%
     12b-1 fees(c).............................    0.00%         0.25%              1.00%(d)
     Other expenses............................    0.33%         0.32%              0.33%
     Total fund operating expenses.............    0.93%         1.17%              1.93%

--------------------------------------------------------------------------------

  (a) Based on actual expenses from the inception of the class on August 8, 1996 to October 31, 1996.

  (b) See "Purchase of Shares -- Class B Shares."

  (c) 0.25% for Class A shares and 1.00% for Class B shares. See "Distribution Plans."

  (d) Individual long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a Fund-level expense by NASD Rules.

--------------------------------------------------------------------------------
EXPENSE SYNOPSIS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                              GROWTH & INCOME FUND
                                                   -------------------------------------------
                                                   CLASS 1        CLASS A          CLASS B
                                                    SHARES       SHARES(a)        SHARES(a)
----------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales load imposed on purchases
       (as a percentage of offering price).....    8.50%         5.50%              None
     Maximum sales charge on imposed
       reinvestment of dividends (as a
       percentage of offering price)...........    None          None               None
     Deferred sales charge (as a percentage of
       the lesser of original purchase price or
       redemption value).......................    None          None          Year 1 - 5.00%
                                                                               Year 2 - 4.00%
                                                                               Year 3 - 3.00%
                                                                               Year 4 - 2.50%
                                                                               Year 5 - 1.50%
                                                                               After - None(b)
     Redemption fee............................    None          None               None
     Exchange fee..............................    None          None               None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Management fees...........................    0.65%         0.65%              0.65%
     12b-1 fees(c).............................    0.00%         0.25%              1.00%(d)
     Other expenses............................    0.26%         0.26%              0.26%
     Total fund operating expenses.............    0.91%         1.16%              1.91%

--------------------------------------------------------------------------------

  (a) Based on actual expenses from the inception of the class on August 8, 1996 to October 31, 1996.

  (b) See "Purchase of Shares -- Class B Shares."

  (c) 0.25% for Class A shares and 1.00% for Class B shares. See "Distribution Plans."

  (d) Individual long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a Fund-level expense by NASD Rules.

--------------------------------------------------------------------------------
EXPENSE SYNOPSIS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                 GOVERNMENT FUND
                                                   -------------------------------------------
                                                   CLASS 1        CLASS A          CLASS B
                                                    SHARES       SHARES(a)        SHARES(a)
----------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales load imposed on purchases
       (as a percentage of offering price).....    6.75%         4.75%              None
     Maximum sales charge imposed on
       reinvestment of dividends (as a
       percentage of offering price)...........    None          None               None
     Deferred sales charge (as a percentage of
       the lesser of original purchase price or
       redemption value).......................    None          None          Year 1 - 4.00%
                                                                               Year 2 - 4.00%
                                                                               Year 3 - 3.00%
                                                                               Year 4 - 2.50%
                                                                               Year 5 - 1.50%
                                                                               After - None(b)
     Redemption fee............................    None          None               None
     Exchange fee..............................    None          None               None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Management fees...........................    0.60%         0.60%              0.60%
     12b-1 fees(c).............................    0.00%         0.25%              1.00%(d)
     Other expenses............................    0.24%         0.24%              0.24%
     Total fund operating expenses.............    0.84%         1.09%              1.84%

--------------------------------------------------------------------------------

  (a) Based on actual expenses from the inception of the class on August 8, 1996 to October 31, 1996.

  (b) See "Purchase of Shares -- Class B Shares."

  (c) 0.25% for Class A shares and 1.00% for Class B shares. See "Distribution Plans."

  (d) Individual long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a Fund-level expense by NASD Rules.

--------------------------------------------------------------------------------
EXPENSE SYNOPSIS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                              MUNICIPAL BOND FUND
                                                  -------------------------------------------
                                                  CLASS 1        CLASS A          CLASS B
                                                   SHARES       SHARES(a)        SHARES(a)
---------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales load imposed on purchases
       (as a percentage of offering price)....    4.75%         4.50%              None
     Maximum sales charge imposed on
       reinvestment of dividends (as a
       percentage of offering price)..........    None          None               None
     Deferred sales charge (as a percentage of
       the lesser of original purchase price
       or redemption value)...................    None          None          Year 1 - 4.00%
                                                                              Year 2 - 4.00%
                                                                              Year 3 - 3.00%
                                                                              Year 4 - 2.50%
                                                                              Year 5 - 1.50%
                                                                              After - None(b)
     Redemption fee............................   None          None               None
     Exchange fee..............................   None          None               None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Management fees...........................   0.60%         0.60%              0.60%
     12b-1 fees(c).............................   0.00%         0.25%              1.00%(d)
     Other expenses............................   0.45%         0.45%              0.45%
     Total fund operating expenses.............   1.05%         1.30%              2.05%

--------------------------------------------------------------------------------

  (a) Based on actual expenses from the inception of the class on August 8, 1996 to October 31, 1996.

  (b) See "Purchase of Shares -- Class B Shares."

  (c) 0.25% for Class A shares and 1.00% for Class B shares. See "Distribution Plans."

  (d) Individual long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a Fund-level expense by NASD Rules.

--------------------------------------------------------------------------------
EXPENSE SYNOPSIS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                MONEY MARKET FUND
                                                   -------------------------------------------
                                                   CLASS 1        CLASS A          CLASS B
                                                    SHARES       SHARES(a)        SHARES(a)
----------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales load imposed on purchases
       (as a percentage of offering price).....    None          None               None
     Maximum sales charge imposed on
       reinvestment of dividends (as a
       percentage of offering price)...........    None          None               None
     Deferred sales charge (as a percentage of
       the lesser of original purchase price or                                Year 1 - 5.00%
       redemption value).......................    None          None            or 4.00%(b)
                                                                               Year 2 - 4.00%
                                                                               Year 3 - 3.00%
                                                                               Year 4 - 2.50%
                                                                               Year 5 - 1.50%
                                                                               After - None(c)
     Redemption fee............................    None          None               None
     Exchange fee..............................    None          None               None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
     Management fees(d)........................    0.00%         0.00%              0.00%
     12b-1 fees(e).............................    0.00%         0.10%              0.75%(f)
     Other expenses(d).........................    1.00%         0.99%              1.00%
     Total fund operating expenses(d)..........    1.00%         1.09%              1.75%

--------------------------------------------------------------------------------

  (a) Based on actual expenses from the inception of the class on August 8, 1996 to October 31, 1996.

  (b) Class B shares acquired in exchange for Class B shares of another Common Sense Fund remain subject to the contingent deferred sales charge of the original fund.

  (c) See "Purchase of Shares -- Class B Shares."

  (d) After expense reimbursement. In the absence of such expense reimbursement, management fees and other expenses would be 0.50% and 1.36%, respectively, for all Classes of shares; total fund operating expenses would be 1.86%, 1.96%, and 2.61%, for Class 1, A, and B shares, respectively.

  (e) 0.10% for Class A shares and 0.75% for Class B shares. See "Distribution Plans."

  (f) Individual long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted as a Fund-level expense by NASD Rules.

--------------------------------------------------------------------------------
EXPENSE SYNOPSIS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                          EMERGING GROWTH              INTERNATIONAL EQUITY          GROWTH
                                                    ----------------------------   ----------------------------   ------------
                                                    ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN    ONE    THREE
                                                    YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR   YEARS
------------------------------------------------------------------------------------------------------------------------------
EXAMPLE

                                                       GROWTH             GROWTH & INCOME                   GOVERNMENT
                                                    -------------   ----------------------------   ----------------------------
                                                    FIVE     TEN    ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                                    YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
--------------------------------------------------  ---------------------------------------------------------------------------
EXAMPLE

                                                           MUNICIPAL BOND                 MONEY MARKET**
                                                    ----------------------------   ----------------------------
                                                    ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                                    YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
--------------------------------------------------  -----------------------------------------------------------
EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (i) total fund operating expenses as reflected in the synopsis, (ii) a 5% annual return and (iii) redemption at the end of each time period:

    Class 1.......................................  101     135     171     273    108     156     207     344     94     112
    Class A.......................................   76     120     167     295     81     136     192     346     66      90
    Class B.......................................   80     122     171     294*    85     137     197     345*    70      91

    Class 1.......................................   132     190     94     112     131     187     76      93     111     164
    Class A.......................................   116     189     66      90     115     188     58      81     105     174
    Class B.......................................   119     188*    69      90     118     186*    59      88     115     178*

    Class 1.......................................   58      79     103     170     10      32      55     122
    Class A.......................................   58      84     113     195     11      35      60     133
    Class B.......................................   61      94     125     201*    68      85     110     173*

You would pay the following expenses on the same $1,000 investment assuming no redemption at the end of each time period:

    Class 1.......................................  101     135     171     273    108     156     207     344     94     112
    Class A.......................................   76     120     167     295     81     136     192     346     66      90
    Class B.......................................   30      92     156     294*    35     107     182     345*    20      61

    Class 1.......................................   132     190     94     112     131     187     76      93     111     164
    Class A.......................................   116     189     66      90     115     188     58      81     105     174
    Class B.......................................   104     188*    19      60     103     186*    19      58     100     178*

    Class 1.......................................   58      79     103     170     10      32      55     122
    Class A.......................................   58      84     113     195     11      35      60     133
    Class B.......................................   21      64     110     201*    18      55      95     173*

--------------------------------------------------------------------------------

 * Based on conversion to Class A shares after six years.

** Based on the higher contingent deferred sales charge in year one.

     The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in any Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown herein carried out to future years and is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required by the SEC to utilize a 5.00% annual return assumption. Class B shares acquired through the exchange privilege are subject to the contingent deferred sales charge schedule relating to the Class B shares of the Fund from which the purchase of Class B shares was originally made. Accordingly, future expenses as projected could be lower than those determined in the tables herein if the investor's Class B shares were exchanged from a fund with a lower contingent deferred sales charge. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "The Trust and Its Management" and "Redemption of Shares."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH OF THE PERIODS INDICATED)
--------------------------------------------------------------------------------

     The following information has been audited by the Trust's independent auditors, Ernst & Young LLP, whose report thereon was unqualified. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.

                                                                          EMERGING GROWTH FUND
                                          ------------------------------------------------------------------------------------
                                           CLASS 1 SHARES            CLASS A SHARES                    CLASS B SHARES
                                          ----------------   -------------------------------   -------------------------------
                                                                           FEBRUARY 21, 1995                 FEBRUARY 21, 1995
                                                                           (COMMENCEMENT OF                  (COMMENCEMENT OF
                                           AUGUST 8, 1996       YEAR          INVESTMENT          YEAR          INVESTMENT
                                          (COMMENCEMENT OF      ENDED       OPERATIONS) TO        ENDED       OPERATIONS) TO
                                          DISTRIBUTION) TO   OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                          OCTOBER 31, 1996      1996            1995(d)           1996            1995(d)
                                          ----------------   -----------   -----------------   -----------   -----------------
Net Asset Value, Beginning of the
 Period.................................      $17.890          $ 15.12          $ 11.81          $ 15.04          $ 11.81
                                               ------          -------           ------          -------           ------
 Net Investment Loss....................        (.015)           (.178)            (.24)           (.270)            (.35)
 Net Realized and Unrealized Gain on
   Securities...........................         .718            3.632             3.55            3.569             3.58
                                               ------          -------           ------          -------           ------
Total from Investment Operations........         .703            3.454             3.31            3.299             3.23
                                               ------          -------           ------          -------           ------
Net Asset Value, End of the Period......      $18.593          $18.574          $ 15.12          $18.339          $ 15.04
                                               ======          =======           ======          =======           ======
Total Return(a).........................         3.91%**         22.82%           28.11%**(c)      21.94%           27.43%**(c)
Net Assets at End of the Period (In
 millions)..............................      $   0.7          $  51.5          $  15.9          $  39.1          $  10.8
Ratio of Expenses to Average Net
 Assets*................................         1.74%            2.21%            2.75%            2.96%            3.49%
Ratio of Net Investment Loss to Average
 Net Assets*............................        (1.09%)          (1.52%)          (1.65%)          (2.27%)          (2.45%)
Portfolio Turnover......................           80%              80%              83%**            80%              83%**
Average Commission Paid Per Equity Share
 Traded(b)..............................      $ .0498          $ .0498               --          $ .0498               --

                                                                       INTERNATIONAL EQUITY FUND
                                          ------------------------------------------------------------------------------------
                                           CLASS 1 SHARES            CLASS A SHARES                    CLASS B SHARES
                                          ----------------   -------------------------------   -------------------------------
                                                                           FEBRUARY 21, 1995                 FEBRUARY 21, 1995
                                           AUGUST 8, 1996                  (COMMENCEMENT OF                  (COMMENCEMENT OF
                                          (COMMENCEMENT OF      YEAR          INVESTMENT          YEAR          INVESTMENT
                                          DISTRIBUTION) TO      ENDED       OPERATIONS) TO        ENDED       OPERATIONS) TO
                                            OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                              1996(d)           1996            1995(d)           1996            1995(d)
                                          ----------------   -----------   -----------------   -----------   -----------------

Net Asset Value, Beginning of the

 Period.................................      $ 16.00          $ 13.86          $ 11.81          $ 13.79          $ 11.81
                                               ------          -------           ------          -------           ------

 Net Investment Loss....................        (.028)           (.189)            (.14)           (.254)            (.21)

 Net Realized and Unrealized Gain on
    Securities...........................         .545            2.872             2.19            2.828             2.19
                                                ------          -------           ------          -------           ------

Total from Investment Operations........         .517            2.683             2.05            2.574             1.98
                                               ------          -------           ------          -------           ------

Net Asset Value, End of the Period......      $16.517          $16.543          $ 13.86          $16.364          $ 13.79
                                               ======          =======           ======          =======           ======

Total Return(a).........................         3.25%**         19.34%           16.28%**(c)      18.64%           15.69%**(c)

Net Assets at End of the Period (In
  millions)..............................      $    .2          $  10.4          $   6.6          $   8.0          $   2.7

Ratio of Expenses to Average Net
  Assets*................................         2.50%            2.75%            3.64%            3.50%            4.33%

Ratio of Net Investment Loss to Average
  Net Assets*............................        (1.31%)          (1.56%)          (1.40%)          (2.31%)          (2.80%)

Portfolio Turnover......................           78%              78%              17%**            78%              17%**

Average Commission Paid Per Equity Share
  Traded(b)..............................      $ .0314          $ .0314               --          $ .0314               --


* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net
 Assets.................................         1.74%            2.21%           3.37%            2.96%           4.11%
Ratio of Net Investment Loss to Average
 Net Assets.............................        (1.09%)          (1.52%)         (2.27%)          (2.27%)         (3.07%)

Ratio of Expenses to Average Net
  Assets.................................         3.87%            4.12%           5.97%            4.87%           6.67%

Ratio of Net Investment Loss to Average
  Net Assets.............................        (2.67%)          (2.92%)         (3.73%)          (3.67%)         (5.13%)


 ** Non-annualized
(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(b) Represents the average brokerage commissions paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.
(c) Total return from March 17, 1995 (date the Fund's investment strategy was implemented) through October 31, 1995 without annualization.
(d) Based on average month-end shares outstanding

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                 CLASS 1 SHARES -- YEAR ENDED OCTOBER 31,
GROWTH FUND                           ---------------------------------------------------------------
                                        1996       1995       1994       1993       1992       1991
                                      --------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of the
  Period............................  $  17.46   $  15.31   $  16.26   $  16.02   $  15.47   $  11.26
                                      --------   --------   --------   --------   --------   --------
  Net Investment Income.............      .187        .16        .13       .116        .13        .19
  Net Realized and Unrealized
    Gain/Loss on Securities.........     2.916       3.18      .2075     2.0065     1.3925     4.2425
                                      --------   --------   --------   --------   --------   --------
Total from Investment Operations....     3.103       3.34      .3375     2.1225     1.5225     4.4325
                                      --------   --------   --------   --------   --------   --------
Less:
  Distributions from Net Investment
    Income..........................      .183       .155      .1125       .115        .17      .2225
  Distributions from and in Excess
    of Net Realized Gain on
    Securities......................     2.403      1.035      1.175     1.7675      .8025         --
                                      --------   --------   --------   --------   --------   --------
Total Distributions.................     2.586       1.19     1.2875     1.8825      .9725      .2225
                                      --------   --------   --------   --------   --------   --------
Net Asset Value, End of the
  Period............................  $ 17.977   $  17.46   $  15.31   $  16.26   $  16.02   $  15.47
                                      ========   ========   ========   ========   ========   ========
Total Return(a).....................     19.94%     24.01%      2.04%     14.27%      9.83%     39.90%
Net Assets at End of the Period (In
  millions).........................  $3,005.2   $2,611.5   $2,169.9   $2,065.7   $1,648.0   $1,311.5
Ratio of Expenses to Average Net
  Assets............................       .93%      1.00%      1.09%      1.14%      1.18%      1.26%
Ratio of Net Investment Income to
  Average Net Assets................      1.08%      1.04%       .89%       .80%       .91%      1.44%
Portfolio turnover..................       202%       230%       164%       166%       134%       100%
Average Commission Paid Per Equity
  Share Traded(b)...................  $  .0602         --         --         --         --         --

                                     CLASS 1 SHARES -- YEAR ENDED OCTOBER 31,
GROWTH FUND                          -----------------------------------------
                                       1990       1989       1988     1987(C)
                                     --------   --------   --------   -------
Net Asset Value, Beginning of the
  Period...........................  $  13.15   $  10.81   $   9.37   $  11.44
                                     --------   --------   --------   --------
  Net Investment Income............      .205        .19        .10         --
  Net Realized and Unrealized
    Gain/Loss on Securities........     (1.25)      2.26      1.435      (2.07)
                                     --------   --------   --------   --------
Total from Investment Operations...    (1.045)      2.45      1.535      (2.07)
                                     --------   --------   --------   --------
Less:
  Distributions from Net Investment
    Income.........................     .2025        .11         --         --
  Distributions from and in Excess
    of Net Realized Gain on
    Securities.....................     .6425         --       .095         --
                                     --------   --------   --------   --------
Total Distributions................      .845        .11       .095         --
                                     --------   --------   --------   --------
Net Asset Value, End of the
  Period...........................  $  11.26   $  13.15   $  10.81   $   9.37
                                     ========   ========   ========   ========
Total Return(a)....................     (8.73%)    22.90%     16.51%    (18.09%)*
Net Assets at End of the Period (In
  millions)........................  $  866.1   $  767.8   $  492.2   $  196.3
Ratio of Expenses to Average Net
  Assets...........................      1.53%      1.63%      1.93%      2.82%
Ratio of Net Investment Income to
  Average Net Assets...............      1.79%      1.75%      1.30%      (.09%)
Portfolio turnover.................        99%       101%        63%        17%*
Average Commission Paid Per Equity
  Share Traded(b)..................        --         --         --         --

 *  Non-Annualized

(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

(c) Fund commenced investment operations on April 14, 1987.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                        GROWTH FUND                               CLASS A SHARES             CLASS B SHARES
                        -----------                             -------------------        -------------------
                                                                   PERIOD ENDED               PERIOD ENDED
                                                                OCTOBER 31, 1996(C)        OCTOBER 31, 1996(C)
                                                                -------------------        -------------------
Net Asset Value, Beginning of the Period....................          $16.630                    $16.630
                                                                      -------                    -------
  Net Investment Income.....................................             .017                      (.011)
  Net Realized and Unrealized Gain on Securities............            1.312                      1.309
                                                                      -------                    -------
Total from Investment Operations............................            1.329                      1.298
                                                                      -------                    -------
Net Asset Value, End of the Period..........................          $17.959                    $17.928
                                                                      =======                    =======
Total Return(a).............................................             8.00%*                     7.82%*
Net Assets at End of the Period (In millions)...............            $49.3                    $  74.1
Ratio of Expenses to Average Net Assets.....................             1.17%                      1.93%
Ratio of Net Investment Income/Loss to Average Net Assets...              .46%                      (.29%)
Portfolio Turnover..........................................              202%                       202%
Average Commission Paid Per Equity Share Traded(b)..........          $ .0602                    $ .0602

 *  Non-Annualized
(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(b) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.
(c) Class A and Class B shares commenced distribution on August 8, 1996.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND                                     CLASS 1 SHARES -- YEAR ENDED OCTOBER 31,
----------------------                          ---------------------------------------------------------------
                                                  1996       1995       1994       1993       1992       1991
                                                --------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of the Period......    $16.95     $15.77     $17.13     $15.54     $14.70     $11.49
                                                --------   --------   --------   --------   --------   --------
  Net Investment Income.......................      .308        .36        .29        .29       .275       .305
  Net Realized and Unrealized Gain/Loss on
    Securities................................     2.943      2.715     (.2125)    1.8775     1.2875     3.2225
                                                --------   --------   --------   --------   --------   --------
Total From Investment Operations..............     3.251      3.075      .0775     2.1675     1.5625     3.5275
                                                --------   --------   --------   --------   --------   --------
Less:
  Distributions from Net Investment Income....      .340        .30       .275      .2775       .295      .3175
  Distributions from Net Realized Gain on
    Securities................................     1.755      1.595     1.1625        .30      .4275         --
                                                --------   --------   --------   --------   --------   --------
Total Distributions...........................     2.095      1.895     1.4375      .5775      .7225      .3175
                                                --------   --------   --------   --------   --------   --------
Net Asset Value, End of the Period............   $18.106     $16.95     $15.77     $17.13     $15.54     $14.70
                                                ========   ========   ========   ========   ========   ========
Total Return(a)...............................     20.58%     22.45%       .51%     14.13%     10.85%     31.68%
Net assets at End of the Period (In
  millions)...................................    $942.9     $828.3     $712.9     $712.4     $591.0     $499.6
Ratio of Expenses to Average Net Assets.......       .91%       .96%      1.02%      1.05%      1.09%      1.14%
Ratio of Net Investment Income to Average Net
  Assets......................................      1.78%      2.27%      1.84%      1.76%      1.84%      2.29%
Portfolio Turnover............................       121%       117%        88%        51%        32%        42%
Average Commission Paid per Equity Share
  Traded(b)...................................    $ .056         --         --         --         --         --

GROWTH AND INCOME FUND                CLASS 1 SHARES -- YEAR ENDED OCTOBER 31,
----------------------               -------------------------------------------
                                       1990       1989       1988     1987(C)(D)
                                     --------   --------   --------   ----------
Net Asset Value, Beginning of the P    $12.51     $10.49      $9.84       $11.44
                                     --------   --------   --------   ----------
  Net Investment Income............      .305        .31        .27          .15
  Net Realized and Unrealized Gain/
    Securities.....................    (.9975)      2.00       .655       (1.685)
                                     --------   --------   --------   ----------
Total From Investment Operations...    (.6925)      2.31       .925       (1.535)
                                     --------   --------   --------   ----------
Less:
  Distributions from Net Investment      .325        .29        .24         .065
  Distributions from Net Realized G
    Securities.....................     .0025         --       .035           --
                                     --------   --------   --------   ----------
Total Distributions................     .3275        .29       .275         .065
                                     --------   --------   --------   ----------
Net Asset Value, End of the Period.    $11.49     $12.51     $10.49        $9.84
                                     ========   ========   ========   ==========
Total Return(a)....................     (5.84%)    22.38%      9.55%      (13.48%)*
Net assets at End of the Period (In
  millions)........................    $366.6     $278.4     $168.0        $72.8
Ratio of Expenses to Average Net As      1.37%      1.39%      1.57%        2.38%
Ratio of Net Investment Income to A
  Assets...........................      2.55%      2.81%      3.04%        2.64%
Portfolio Turnover.................        48%        26%        64%           4%*
Average Commission Paid per Equity
  Traded(b)........................        --         --         --           --

 *  Non-Annualized

(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

(c) Fund commenced investment operations on April 14, 1987.

(d) Based on average month-end shares outstanding.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                    GROWTH & INCOME FUND                          CLASS A SHARES             CLASS B SHARES
                    --------------------                        -------------------        -------------------
                                                                   PERIOD ENDED               PERIOD ENDED
                                                                OCTOBER 31, 1996(C)        OCTOBER 31, 1996(C)
                                                                -------------------        -------------------
Net Asset Value, Beginning of the Period....................          $17.190                    $17.190
                                                                      -------                    -------
  Net Investment Income.....................................             .071                       .042
  Net Realized and Unrealized Gain on Securities............             .906                       .899
                                                                      -------                    -------
Total from Investment Operations............................             .977                       .941
                                                                      -------                    -------
Less Distributions from Net Investment Income                            .062                       .044
Net Asset Value, End of the Period..........................          $18.105                    $18.087
                                                                      =======                    =======
Total Return(a).............................................             5.72%*                     5.49%*
Net Assets at End of the Period (In millions)...............            $32.5                      $52.1
Ratio of Expenses to Average Net Assets.....................             1.16%                      1.91%
Ratio of Net Investment Income to Average Net Assets........             1.78%                      1.05%
Portfolio Turnover..........................................              121%                       121%
Average Commission Paid Per Equity Share Traded(b)..........            $.056                      $.056

 *  Non-Annualized
(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(b) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable.
(c) Class A and Class B shares commenced distribution on August 8, 1996.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                              CLASS 1 SHARES -- YEAR ENDED OCTOBER 31,
GOVERNMENT FUND                     ---------------------------------------------------------------------------------------------
                                     1996      1995     1994      1993     1992     1991     1990     1989     1988    1987(B)(C)
                                    -------   ------   -------   ------   ------   ------   ------   ------   ------   ----------
Net Asset Value, Beginning of the
  Period..........................   $10.67    $9.99    $11.80   $11.56   $11.47   $10.79   $11.46   $11.13   $11.08     $11.66
                                    -------   ------   -------   ------   ------   ------   ------   ------   ------   --------
  Net Investment Income...........     .701      .70       .69    .7616      .86     .905     .955     1.03      .94        .40
  Net Realized and Unrealized
    Gain/Loss on Securities.......    (.247)   .6779    (1.358)   .4249    .1639    .6788   (.4421)   .3274    .0436       (.58)
                                    -------   ------   -------   ------   ------   ------   ------   ------   ------   --------
Total from Investment
  Operations......................     .454   1.3779     (.668)  1.1865   1.0239   1.5838    .5129   1.3574    .9836       (.18)
                                    -------   ------   -------   ------   ------   ------   ------   ------   ------   --------
Less:
  Distributions from and in excess
    of Net Investment Income......     .718    .6979     .6878    .7615    .8639    .9038    .9579   1.0274    .9336        .40
  Distributions from and in excess
    of Net Realized Gain on
    Securities....................      -0-      -0-     .4542     .185      .07      -0-     .225      -0-      -0-        -0-
                                    -------   ------   -------   ------   ------   ------   ------   ------   ------   --------
Total Distributions...............     .718    .6979     1.142    .9465    .9339    .9038   1.1829   1.0274    .9336        .40
                                    -------   ------   -------   ------   ------   ------   ------   ------   ------   --------
Net Asset Value, End of Period....  $10.406   $10.67     $9.99   $11.80   $11.56   $11.47   $10.79   $11.46   $11.13     $11.08
                                    =======   ======   =======   ======   ======   ======   ======   ======   ======   ========
Total Return(a)...................     4.58%   14.27%    (5.45%)  10.55%    9.32%   15.16%    4.94%   12.87%    9.20%     (1.56%)*
Net Assets at End of the Period
  (In millions)...................   $287.4   $329.0    $335.0   $370.2   $282.0   $189.0   $140.9   $101.0    $70.6      $21.6
Ratios of Expenses to Average Net
  Assets..........................      .84%     .83%      .89%     .89%     .95%     .96%    1.09%    1.20%    1.44%      2.12%
Ratio of Net Investment Income to
  Average Net Assets..............     6.79%    6.84%     7.06%    7.35%    7.46%    8.15%    8.78%    9.29%    8.55%      7.13%
Portfolio Turnover................      276%     214%      256%     218%     112%      39%      28%      29%      51%        52%*

 *  Non-Annualized

(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) Fund commenced investment operations on April 14, 1987.

(c) Based on average month-end shares outstanding.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

GOVERNMENT FUND                                                 CLASS A SHARES         CLASS B SHARES
---------------                                               -------------------    -------------------
                                                                 PERIOD ENDED           PERIOD ENDED
                                                              OCTOBER 31, 1996(B)      OCTOBER 1996(B)
                                                              -------------------    -------------------
Net Asset Value, Beginning of the Period....................        $ 10.32                $ 10.32
                                                                    -------                -------
  Net Investment Income.....................................           .152                   .137
  Net Realized and Unrealized Gain on Securities............           .090                   .090
                                                                    -------                -------
Total from Investment Operations............................           .242                   .227
Less Distributions from and in Excess of Net Investment
  Income....................................................           .151                   .136
                                                                    -------                -------
Net Asset Value, End of the Period..........................        $10.411                $10.411
                                                                    =======                =======
Total Return(a).............................................           2.36%*                 2.18%*
Net Assets at End of the Period (In millions)...............        $  11.1                $  13.9
Ratio of Expenses to Average Net Assets.....................           1.09%                  1.84%
Ratio of Net Investment Income to Average Net Assets........           6.50%                  5.74%
Portfolio Turnover..........................................            276%                   276%

 *  Non-Annualized
(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(b) Class A and Class B shares commenced distribution on August 8, 1996.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND                                                 CLASS 1 SHARES -- YEAR ENDED OCTOBER 31,
-------------------                             ---------------------------------------------------------------------------------
                                                 1996      1995     1994      1993     1992     1991     1990     1989    1988(B)
                                                -------   ------   -------   ------   ------   ------   ------   ------   -------
Net Asset Value, Beginning of the Period......  $ 13.77   $12.89   $ 14.07   $13.03   $12.84   $12.18   $12.37   $12.26    $11.91
                                                -------   ------   -------   ------   ------   ------   ------   ------    ------
  Net Investment Income.......................     .704      .74       .71     .728     .725      .76      .76      .77       .19
  Net Realized and Unrealized Gain/Loss on
    Securities................................     .111     .867    (1.182)   1.038    .2175     .648    (.185)     .10      .315
                                                -------   ------   -------   ------   ------   ------   ------   ------    ------
Total from Investment Operations..............     .815    1.607     (.472)   1.766    .9425    1.408     .575      .87      .505
                                                -------   ------   -------   ------   ------   ------   ------   ------    ------
Less:
  Distributions from Net Investment Income....     .713     .727      .708     .726    .7525     .748     .765      .76      .155
  Distributions from and in Excess of Net
    Realized Gain on Securities...............     .043     .000      .000     .000     .000     .000     .000     .000      .000
                                                -------   ------   -------   ------   ------   ------   ------   ------    ------
Total Distributions...........................     .756     .727      .708     .726    .7525     .748     .765      .76      .155
                                                -------   ------   -------   ------   ------   ------   ------   ------    ------
Net Asset Value, End of the Period............  $13.829   $13.77   $ 12.89   $14.07   $13.03   $12.84   $12.18   $12.37    $12.26
                                                =======   ======   =======   ======   ======   ======   ======   ======    ======
Total Return(a)...............................     6.09%   12.72%    (3.38%)  13.84%    7.57%   11.79%    4.77%    7.31%     4.26%*
Net Assets at End of the Period (In
  millions)...................................  $ 118.7   $119.1   $ 112.1   $ 95.9   $ 60.3   $ 42.5   $ 37.1   $ 24.7    $  6.4
Ratio of Expenses to Average Net Assets.......     1.05%     .96%      .99%     .96%    1.14%    1.15%    1.25%    1.25%     1.91%
Ratio of Net Investment Income to Average Net
  Assets......................................     5.13%    5.58%     5.27%    5.29%    5.56%    6.08%    6.21%    6.28%     5.55%
Portfolio Turnover............................       80%      49%        4%       4%       6%       1%       4%       0%        5%*

 *  Non-Annualized

(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) Fund commenced investment operations on July 13, 1988.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------


MUNICIPAL BOND FUND                                              CLASS A SHARES         CLASS B SHARES
-------------------                                           -------------------    -------------------
                                                                 PERIOD ENDED           PERIOD ENDED
                                                              OCTOBER 31, 1996(B)    OCTOBER 31, 1996(B)
                                                              -------------------    -------------------
Net Asset Value, Beginning of the Period....................        $13.780                $13.780
                                                                    -------                -------
Net Investment Income.......................................           .106                   .091
  Net Realized and Unrealized Gain on Securities............           .045                   .038
                                                                    -------                -------
Total from Investment Operations............................           .151                   .129
Less Distributions from and in Excess of Net Investment
  Income....................................................           .104                   .087
                                                                    -------                -------
Net Asset Value, End of the Period..........................        $13.827                $13.822
                                                                    =======                =======
Total Return(a).............................................           1.12%*                  .93%*
Net Assets at End of the Period (In millions)...............        $   2.1                $   0.7
Ratio of Expenses to Average Net Assets.....................           1.30%                  2.05%
Ratio of Net Investment Income to Average Net Assets........           4.82%                  4.06%
Portfolio Turnover..........................................             80%                    80%

 *  Non-Annualized
(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(b) Class A and Class B shared commenced distribution on August 8, 1996.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

MONEY MARKET FUND                                                      CLASS 1 SHARES -- YEAR ENDED OCTOBER 31,
-----------------                                    ----------------------------------------------------------------------------
                                                     1996     1995     1994    1993     1992     1991     1990     1989     1988
                                                     -----   ------   ------   -----   ------   ------   ------   ------   ------
Net Asset Value, Beginning of the Period...........  $1.00   $ 1.00   $ 1.00   $1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                     -----   ------   ------   -----   ------   ------   ------   ------   ------
Net Investment Income..............................   .045    .0492    .0288    .023    .0324    .0548    .0739    .0846      .06
Less Distributions from Net Investment Income......  (.045)  (.0492)  (.0288)  (.023)  (.0324)  (.0548)  (.0739)  (.0846)  (.0563)
                                                     -----   ------   ------   -----   ------   ------   ------   ------   ------
Net Asset Value, End of the Period.................  $1.00   $ 1.00   $ 1.00   $1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                     =====   ======   ======   =====   ======   ======   ======   ======   ======
Total Return.......................................   4.57%    5.01%    2.91%   2.31%    3.29%    5.65%    7.61%    8.80%    5.82%
Net Assets at End of the Period (In millions)......  $59.9   $ 60.3   $ 56.4   $59.2   $ 72.5   $ 84.8   $ 95.7   $ 66.2   $ 21.1
Ratio of Expenses to Average Net Assets*...........   1.00%    1.00%    1.00%   1.00%    1.00%    1.00%    1.00%    1.00%     .94%
Ratio of Net Investment Income to Average Net
  Assets*..........................................   4.48%    4.89%    2.87%   2.30%    3.27%    5.53%    7.37%    8.51%    7.10%
* If certain expenses had not been waived or
  reimbursed by the Adviser, total return would
  have been lower and the ratios would have been as
  follows:
Ratio of Expenses to Average Net Assets............   1.86%    1.71%    1.84%   1.74%    1.60%    1.41%    1.36%    1.18%    1.76%
Ratio of Net Investment Income to Average Net
  Assets...........................................   3.62%    4.18%    2.03%   1.56%    2.67%    5.12%    7.01%    8.33%    6.28%

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                CLASS A SHARES         CLASS B SHARES
                                                              -------------------    -------------------
                                                                 PERIOD ENDED           PERIOD ENDED
                                                              OCTOBER 31, 1996(B)    OCTOBER 31, 1996(B)
MONEY MARKET FUND                                             -------------------    -------------------
Net Asset Value, Beginning of the Period....................         $1.00                  $1.00
                                                                    ------                  -----
Net Investment Income.......................................          .010                   .007
Less Distributions from and in Excess of Net Investment
  Income....................................................         (.010)                 (.007)
                                                                    ------                  -----
Net Asset Value, End of The Period..........................         $1.00                  $1.00
                                                                    ======                  =====
Total Return(a).............................................          1.00%**                 .73%**
Net Assets at End of the Period (In millions)...............         $  .7                  $  .0
Ratio of Expenses to Average Net Assets.....................          1.09%                  1.75%
Ratio of Net Investment Income to Average Net Assets........          4.49%                  4.17%
* If certain expenses had not been waived or reimbursed by
the Adviser, total return would have been lower and the
ratios would have been as follows:
Ratio of Expenses to Average Net Assets.....................          1.96%                  2.61%
Ratio of Net Investment Income to Average Net Assets........          3.62%                  3.31%

**  Non-Annualized
(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(b) Class A and Class B shares commenced distribution on August 8, 1996.

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

     The Trust is a duly organized Massachusetts business trust with seven separate Funds which are described in this Prospectus. Each Fund has separate assets and liabilities and a separate net asset value per share. Shares of a Fund represent an interest only in the assets of that Fund. Since market risks are inherent in all securities to varying degrees, assurance cannot be given that the goal of any of the Funds will be met.

--------------------------------------------------------------------------------
GOALS AND INVESTMENT POLICIES
--------------------------------------------------------------------------------

     Although each Fund of the Trust has a different goal which it pursues through separate investment policies described below, each Fund, except the International Equity Fund, will not purchase any securities issued by any company primarily engaged in the manufacture of alcohol or tobacco. The differences in goals and investment policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. The goal and investment policies, the percentage limitations, and the kinds of securities in which each Fund may invest are generally not fundamental policies and may be changed by the Trustees, unless expressly governed by those limitations as described under "Investment Practices and Risks" which can be changed only by action of the shareholders.

EMERGING GROWTH FUND

     The goal of the Emerging Growth Fund is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by the Adviser to be emerging growth companies. Any ordinary income received from portfolio securities is entirely incidental. There can, of course, be no assurance that the objective of capital appreciation will be realized; therefore, full consideration should be given to the risks inherent in the investment techniques that the Adviser may use to achieve such objective.

     Under normal conditions, the Fund invests at least 65% of its total assets in common stocks of small and medium sized companies, both domestic and foreign, in the early stages of their life cycle that the Adviser believes have the potential to become major enterprises. Investments in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also may involve certain special risks. Emerging growth companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. While the Fund will invest primarily in common stocks, to a limited extent, it may invest in other securities such as preferred stocks, convertible securities and warrants.

     The Fund does not limit its investment to any single group or type of security. The Fund may also invest in special situations involving new management, special products and techniques, unusual developments, mergers or liquidations. Investments in unseasoned companies and special situations often involve much greater risks than are inherent in ordinary investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.

     The Fund's primary approach is to seek what the Adviser believes to be unusually attractive growth investments on an individual company basis. The Fund may invest in securities that have above average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the Fund will be successful in achieving its objective.

     The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. Such investments may be increased by the Fund up to 100% of its assets, when deemed appropriate by the Adviser for temporary defensive purposes. Short-term investments may include repurchase agreements with banks or broker-dealers. See "Investment Practices and Risks -- Repurchase Agreements." The Fund may invest up to 20% of its total assets in securities of foreign issuers. See "Investment Practices and Risks -- Securities of Foreign Issuers."

INTERNATIONAL EQUITY FUND

     The goal of the International Equity Fund is to seek total return on its assets from growth of capital and income. The Fund seeks to achieve its goal by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-United States issuers.

     Under normal market conditions, the Fund invests at least 65% of its total assets in a diversified portfolio of equity securities consisting of dividend and non-dividend paying common stock, preferred stock, convertible debt and rights and warrants to such securities and up to 35% of the Fund's assets in bonds, notes and debt securities (consisting of securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions) of established non-United States issuers. Investments may be made for capital appreciation or for income or any combination of both for the purpose of achieving a higher overall return than might otherwise be obtained solely from investing for growth of capital or for income. There is no limitation on the percentage or amount of the Fund's assets which may be invested for growth or income and, therefore, from time to time the investment emphasis may be placed solely or primarily on growth of capital or solely or primarily on income.

     In seeking to achieve its goal, the Fund presently expects to invest its assets primarily in common stocks of established non-United States companies which in the opinion of the Subadviser have potential for growth of capital. However, there is no requirement that the Fund invest exclusively in common stocks or other equity securities and, if deemed advisable, the Fund may invest up to 35% of its assets in bonds, notes and other debt securities (including securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political subdivisions). When the Subadviser believes that the return on debt securities will equal or exceed the return on common stocks, the Fund may, in seeking its goal of total return, substantially increase its holdings (up to a maximum of 35% of its assets) in such debt securities. In determining whether the Fund will be invested for capital appreciation or for income or any combination of both, the Subadviser regularly analyzes a broad range of international equity and fixed income markets in order to assess the degree of risk and level of return that can be expected from each market.

     In general, the prices of debt securities vary inversely with interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gaining or losing more in value) than shorter-maturity debt securities, and generally offer higher yields than shorter-maturity debt securities, all other factors, including credit quality, being equal.

     The Fund will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three different foreign countries. Except as stated below, the Fund will invest at least 65% of its assets in companies organized or governments located in any area of the world other than the United States, such as the Far East (e.g., Japan, Hong Kong, Singapore, Malaysia), Western Europe (e.g., United Kingdom, Germany, The Netherlands, France, Italy, Switzerland), Eastern Europe (e.g., Hungary, Poland, The Czech Republic and the countries of the former Soviet Union), Central and South America (e.g., Mexico, Chile and Venezuela), Australia, Canada and such other areas and countries as the Subadviser may determine from time to time. Allocation of the Fund's investments will depend upon the relative attractiveness of the international markets and particular issuers. Concentration of the Fund's assets in one or a few countries or currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated.

     Under unusual economic or market conditions as determined by the Subadviser, for defensive purposes the Fund may temporarily invest all or a major portion of its assets in U.S. Government securities or in debt or equity securities of companies incorporated in and having their principal business activities in the United States. To the extent the Fund's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Fund's investment goal.

     In determining the appropriate distribution of investments among various countries and geographic regions, the Subadviser ordinarily considers the following factors: prospects for relative economic growth between countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors. In the future, if any other relevant factors arise they will also be considered. In analyzing companies for investment, the Subadviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the company to compete successfully in its market place. Ordinarily, the Subadviser will not view a company as being sufficiently well established to be considered for inclusion in the Fund's portfolio's unless the company, together with any predecessors, has been operating for at least three fiscal years. However, the Fund may invest up to 5% of its assets in such "unseasoned" issuers.

     It is expected that portfolio securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets.

     To the extent that the Fund's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in United States as well as foreign high quality money market instruments and equivalents.

GROWTH FUND

     The goal of the Growth Fund is to seek capital appreciation through investments in common stocks and options on common stocks. Any income realized on its investments will be purely incidental to its goal of capital appreciation.

     Portfolio securities are selected by the Adviser using an investment research process blending traditional security analysis and quantitative security selection techniques. Such process includes focusing on securities of companies that the Adviser believes either: (1) experienced above-average and consistent long-term growth of earnings and have excellent prospects for outstanding future growth in earnings; (2) are presently experiencing or expected to have a material increase in profits and sales; (3) are undervalued either in that such securities are selling at prices that do not reflect the current market value of its securities and there is reason to expect realization of this potential in the form of increased equity values or that the potential improving prospects of the security is not reflected in the price of the security; (4) will experience a fundamental change in structure that potentially may result in higher earnings; or (5) will produce new products, new services or new processes. The Fund may invest in options and other securities that have above average volatility of price movement. Because prices of common stocks, options and other investments fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries and by using stock index options and stock index futures and options thereon, as discussed in the Statement of Additional Information. There is no assurance that the Fund will be successful in achieving its goal.

     The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Such investments may be increased by the Fund, up to 100% of its assets, when deemed appropriate by the Adviser for temporary defensive purposes. A description of the ratings of commercial paper and bonds is contained in the Appendix to the Statement of Additional Information. Short-term investments may include repurchase agreements with banks or broker-dealers. See "Investment Practices and Risks -- Repurchase Agreements."

     Certain policies of the Fund, such as purchasing and selling options on stocks, purchasing options on stock indices and purchasing stock index futures contracts and options thereon involve inherently greater investment risk and could result in more volatile price fluctuations. Options, futures contracts and related options are described in "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information. The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. See "Investment Practices and Risks -- Securities of Foreign Issuers" and "Investment in Investment Companies." Since the Fund may take substantial risks in seeking its goal of capital appreciation, it is not suitable for investors unable or unwilling to assume such risks.

GROWTH AND INCOME FUND

     The goal of the Growth and Income Fund is to seek reasonable growth and income through investments in equity securities that provide dividend or interest income, including common and preferred stocks and securities convertible into common and preferred stocks.

     Portfolio securities are selected by the Adviser using an investment research process blending traditional security analysis and quantitative security selection techniques. Such process includes focusing on securities of companies that the Adviser believes either: (1) experienced above-average and consistent long-term growth of earnings and have excellent prospects for outstanding future growth in earnings; (2) are presently experiencing or expected to have a material increase in profits and sales; (3) are undervalued either in that such securities are selling at prices that do not reflect the current market value of its securities and there is reason to expect realization of this potential in the form of increased equity values or that the potential improving prospects of the security is not reflected in the price of the security; (4) will experience a fundamental change in structure that potentially may result in higher earnings; or (5) will produce new products, new services or new processes. In general, the Fund intends to invest primarily in securities that have yielded a dividend or interest income to security holders within the past twelve months; however, it may invest in non-income producing investments held for anticipated increase in value. There is no assurance that the Fund will be successful in achieving its goal.

     Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as fixed income security. The Fund may purchase convertible securities rated Ba or lower by Moody's or BB or lower by S&P or in non-rated securities considered by the Adviser to be of comparable quality. Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

     Although the portfolio turnover rate will not be considered a limiting factor, the Fund does not intend to engage in trading directed at realizing short-term profits. Nevertheless, changes in the portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the investment decision, and usually without reference to the length of time the security has been held.

     The Fund may hold a portion of its assets in high grade short-term debt securities and high grade corporate or government bonds in order to provide liquidity. The amount of assets the Fund may hold for liquidity purposes is based on market conditions and the need to meet redemption requests. Such investments may be increased by the Fund, up to 100% of its assets, when deemed appropriate by the Adviser for temporary defensive purposes. Short-term investments may include repurchase agreements with banks or broker-dealers. See "Investment Practices and Risks -- Repurchase Agreements." The Fund may also invest up to 20% of its total assets in securities of foreign issuers and in investment companies. See "Investment Practices and Risks -- Securities of Foreign Issuers" and "Investment in Investment Companies." The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures. Options, futures contracts and related options are described in "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information.

GOVERNMENT FUND

     The goal of the Government Fund is to seek high current return consistent with preservation of capital. The Fund invests primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In order to hedge against changes in interest rates, the Fund may purchase or sell options on U.S. Government securities and engage in transactions involving interest rate futures contracts and options on such contracts. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options" and the Statement of Additional Information for further discussion. The Fund may invest in repurchase agreements fully collateralized by U.S. Government securities. The Fund may also purchase or sell U.S. Government securities on a forward commitment basis. See "Investment Practices and Risks -- Repurchase Agreements" and "Forward Commitments." The Fund is not designed for investors seeking long-term capital appreciation. Shares of the Fund are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or by any other person or entity. There is no assurance that the Fund will be successful in achieving its goal.

     The Fund may also engage in transactions involving obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as Government National Mortgage Association ("GNMA" Certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. Agencies and instrumentalities include, but are not limited to: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association. The Fund expects in any event that at all times at least 80% of its assets will be invested in U.S. Government securities.

     Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. Government under the Separate Trading of Registered Interest and Principal of Securities program (i.e., "STRIPS"), all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issue to borrow from the U.S. Government and some of which are backed only by the credit of the issuer itself.

     Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, which are issued or guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

     Mortgage-related securities include, but are not limited to, obligations issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA is a wholly owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States. The securities and guarantees of FNMA and FHLMC are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. Securities of FNMA and FHLMC include those issued in principal only or interest only components.

     Mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securityholders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the securityholders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some of the Fund's higher yielding securities might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to the Fund of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

     In general, the prices of debt securities vary inversely with interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gaining or losing more in value) than shorter-maturity debt securities, and generally offer higher yields than shorter-maturity debt securities, all other factors, including credit quality, being equal. This potential for a decline in prices of debt securities due to rising interest rates is referred to herein as "market risk." While the Fund has no policy limiting the maturities of the debt securities in which it may invest, the Adviser seeks to moderate market risk by generally maintaining a portfolio duration within a range of approximately four to six years. Duration is a measure of the expected life of a debt security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a debt security's yield, coupon interest payments, final maturity and call features into one measure.

     Traditionally a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "price volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment taking no account of the pattern of the security's payments of interest or principal prior to maturity. Duration measures the length of the time interval between the present and the time when the interest and principal payments are scheduled to be received (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration.

     With respect to some securities, there are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. At October 31, 1996, the average maturity of the debt securities owned by the Fund, as adjusted for investments in options, futures contracts and related options, was approximately 11.9 years and the duration of the portfolio was approximately 5.1 years. The duration is likely to vary from time to time as the Adviser pursues its strategy of striving to maintain an active balance between seeking to maximize income and endeavoring to maintain the value of the Fund's capital. Thus, the objective of providing high current return consistent with preservation of capital to shareholders is tempered by seeking to avoid undue market risk and thus provide reasonable total return as well as high distributed return. There is, of course, no assurance that the Adviser will be successful in achieving such results for the Fund.

     The Fund generally purchases debt securities at a premium over the principal or face value in order to obtain higher current income. The amount of any premium declines during the term of the security to zero at maturity. Such decline generally is reflected in the market price of the security and thus in the Fund's net asset value. Any such decline is realized for accounting purposes as a capital loss at maturity or upon resale. Prior to maturity or resale, such decline in value could be offset, in whole or part, or increased by changes in the value of the security due to changes in interest rate levels.

     The principal reason for selling call or put options is to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. By selling options, the Fund reduces its potential for capital appreciation on debt securities if interest rates decline. Thus, if market prices of debt securities increase, the Fund would receive a lower total return from its optioned positions than it would have received if the options had not been sold. The purpose of selling options is intended to improve the Fund's total return and not to "enhance" monthly distributions. During periods when the Fund has capital loss carry forwards any capital gains generated from such transactions will be retained in the Fund. See "Investment Practices and Risks -- Options, Futures Contracts and Related Options," "Dividends, Distributions and Taxes" and the Statement of Additional Information for further discussion.

     The purchase and sale of options may result in a high portfolio turnover rate. The Fund's turnover rate is shown in the table of Financial Highlights. See "Investment Practices and Risks -- Portfolio Turnover."

MUNICIPAL BOND FUND

     The goal of the Municipal Bond Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with the preservation of capital. Because the value of and yield on Municipal Bonds fluctuate, there can be no assurance that the Fund's goal will be achieved.

     The Fund seeks to achieve its objective by investing in a diversified portfolio of obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which, in the opinion of bond counsel for the issuer, is exempt from federal income tax. See "Municipal Bonds." It is a fundamental policy of the Fund under normal conditions to invest at least 80% of its assets in

Municipal Bonds which are considered tax-exempt. The Fund does not independently evaluate the tax-exempt status of the Municipal Bonds in which it invests. The Fund invests principally in Municipal Bonds rated at the time of purchase within the three highest grades assigned by Moody's or S&P. Ratings at the time of purchase determine which securities may be acquired, and a subsequent reduction in rating does not require the Fund to dispose of a security. At least 75% of the Fund's total assets will be invested in Municipal Bonds rated "A" or higher. The Fund may invest up to 25% of its total assets in Municipal Bonds rated "Baa" by Moody's or "BBB" by S&P or any non-rated Municipal Bonds having characteristics similar to Municipal Bonds rated "Baa" or "BBB." Municipal Bonds rated BBB or Baa may have speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade Municipal Bonds. The market prices of Municipal Bonds generally fluctuate with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Because investment in lower rated securities involves greater investment risks, achievement of the Fund's goal may be more dependent on the Adviser's credit analysis than would be the case if the Fund invested only in higher rated securities. Non-rated Municipal Bonds are not necessarily of lower quality than rated Municipal Bonds, but the market for rated Municipal Bonds is often broader. The Fund may seek to hedge against changes in interest rates through transactions in listed futures contracts related to U.S. Government securities, Municipal Bonds or to an index of Municipal Bonds, and options on such contracts. See the Statement of Additional Information for discussion of futures contracts and options.

     On a temporary basis, due to market conditions or pending investment in Municipal Bonds, the Fund may invest up to 100% of its assets in "Temporary Investments" consisting of short-term municipal notes rated MIG 1 through MIG 4 by Moody's or SP-1 or SP-2 by S&P; tax-exempt commercial paper rated P-1 or P-2 in the case of Moody's or A-1 or A-2 by S&P; securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; corporate bonds and debentures; certificates of deposit and bankers' acceptances of domestic banks with assets of $500 million or more and having deposits insured by the Federal Deposit Insurance Corporation; commercial paper and repurchase agreements. The income on corporate bonds and debentures, certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements is taxable. See the Appendix in the Statement of Additional Information for discussion of ratings of commercial paper and bonds.

     The Fund may invest up to 10% of its net assets in illiquid securities which include Municipal Bonds issued in limited placements under which the Fund represents that it is purchasing for investment purposes only, repurchase agreements maturing in more than seven days and other securities subject to legal or contractual restrictions on resale. Municipal Bonds acquired in limited placements generally may be resold only in a privately negotiated transaction to one or more other institutional investors. Restricted securities are generally purchased at a discount from the market price of unrestricted securities of the same issuer. Investments in restricted securities are not readily marketable without some time delay. A Fund position in restricted securities might adversely affect the liquidity and marketability of such securities. Such limitation could result in the Fund's inability to realize a favorable price upon disposition, and in some cases might make disposition of such securities at the time desired by the Fund impossible. The 10% limitation applies at the time the purchase commitment is made. See "Investment Practices and Risks -- Repurchase Agreements."

     Variations in the quality and maturity of the Fund's portfolio investments can be expected to affect the Fund's yield and the degree of market and financial risk to which the Fund is subject. Generally, Municipal Bonds with longer maturities tend to produce higher yields and are subject to greater market fluctuations as a result of changes in interest rates than Municipal Bonds with shorter maturities and lower yields. The market value of Municipal Bonds generally rises when interest rates decline and falls when interest rates rise. Generally lower rated Municipal Bonds provide a higher yield than higher rated Municipal Bonds of similar maturity but are subject to greater market and financial risk. The Fund is not limited as to the maturities of the Municipal Bonds in which it invests. Such securities may have remaining maturities of up to 30 years or more.

     MUNICIPAL BONDS. Municipal Bonds include debt obligations of a state, territory or a possession of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which Municipal Bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. Certain types of Municipal Bonds are issued to obtain funding for privately operated facilities.

     Many new issues of Municipal Bonds are sold on a "when issued" basis. While the Fund has ownership rights to the bonds, the Fund does not have to pay for them until they are delivered, normally 15 to 45 days later. To meet that payment obligation, the Fund sets aside with the custodian sufficient cash or high grade securities equal to the amount that will be due. When the Fund engages in when-issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the trade. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. See "Investment Practices and Risks -- Delayed Delivery and When-Issued Securities."

     The yields of Municipal Bonds depend on, among other things, general money market conditions, general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of

Moody's and S&P represent their opinions of the quality of the Municipal Bonds they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields while Municipal Bonds of the same maturity and coupon with different ratings may have the same yield. A description of the ratings is included in the Statement of Additional Information.

     Among the various types of Municipal Bonds are general obligation bonds, revenue or special obligation bonds, industrial development bonds, pollution control bonds, variable rate demand notes, and short-term tax-exempt municipal obligations such as tax anticipation notes.

     General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll-bridge, for example. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. The Fund's ability to achieve its goal depends to a great extent on the ability of these various issuers to meet their scheduled payments of principal and interest.

     The Fund considers investments in Municipal Bonds not to be subject to concentration policies and may invest a relatively high percentage of its assets in Municipal Bonds issued by entities having similar characteristics. The issuers may be located in the same geographic area or may pay their interest obligations from revenue of similar projects such as hospitals, utility systems and housing finance agencies. This may make the Fund's investments more susceptible to similar economic, political or regulatory occurrences. As the similarity in issuers increases, the potential for fluctuation in the Fund's per share net asset value also increases. The Fund may invest more than 25% of its total assets in industrial development revenue bonds, but it does not intend to invest more than 25% of its assets in industrial development revenue bonds issued for companies in the same industry or state. Sizeable investments in such obligations could involve an increased risk to the Fund should any of such issuers of any such related projects or facilities experience financial difficulties.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Bonds. It may be expected that similar proposals may be introduced in the future. If any such proposals were to be enacted, the ability of the Fund to pay "exempt-interest" dividends may be adversely affected and the Fund would re-evaluate its investment objective and policies and consider changes in its structure.

     TAX LEGISLATION. Interest on certain "private-activity bonds" issued after August 7, 1986, is an item of tax preference subject to the alternative minimum tax on individuals and corporations. THE TRUST WILL NOT PURCHASE ANY PRIVATE ACTIVITY BONDS SUBJECT TO THE ALTERNATIVE MINIMUM TAX.

     The Omnibus Budget Reconciliation Act of 1993, which was signed into law on August 10, 1993, included certain provisions intended to prevent the conversion of ordinary income into capital gain. One such provision affects tax-exempt securities by requiring that gains on certain debt instruments purchased at a market discount be treated as ordinary income to the extent of the accrued market discount. The law extends this treatment to market discount bonds issued before July 18, 1984 and to tax-exempt bonds, if the bonds are acquired after April 30, 1993. Such bonds were exempt from the market discount rules under prior law.

MONEY MARKET FUND

     The Money Market Fund seeks protection of capital and a high level of current income through investments in money market securities. Such securities may include obligations of the U.S. Government, its agencies and instrumentalities, bank obligations, commercial paper and repurchase agreements secured by obligations of the U.S. Government, its agencies and instrumentalities. Such securities are described below and repurchase agreements are described under the caption "Investment Practices and Risks -- Repurchase Agreements."

     The Fund seeks to maintain a constant net asset value of $1.00 per share by investing in a diversified portfolio of money market instruments maturing within 13 months with a dollar-weighted average maturity of 90 days or less. It seeks high current income from these short-term investments to the extent consistent with protection of capital. Of course, there can be no guarantee that the Fund will achieve its objective or be able at all times to maintain its net asset value per share at $1.00. In addition, the daily dividend rate paid by the Fund may be expected to fluctuate. The Fund uses the amortized cost method for valuing portfolio securities. See "Purchase of Shares."

     OBLIGATIONS OF THE U.S. GOVERNMENT AND ITS AGENCIES. The Fund may invest in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies, and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. Such agencies or instrumentalities include, but are not limited to, FNMA, GNMA, Federal Land Banks, and the Farmer's Home Administration.

     BANK OBLIGATIONS. The Fund may invest in negotiable time deposits, certificates of deposit and bankers' acceptances which are obligations of domestic banks having total assets in excess of $1 billion as of the date of their most recently published financial statements. The Fund is also authorized to invest up to 5% of its total assets in certificates of deposit issued by domestic banks having total assets of less than $1 billion, provided that the principal amount of the certificate of deposit acquired by the Fund is insured in full by the Federal Deposit Insurance Corporation.

     COMMERCIAL PAPER. The Fund may invest in short-term obligations of companies which at the time of investment are (a) rated in the two highest categories by S&P (A-1 and A-2) or by Moody's (Prime-1 and Prime-2), or (b) if not rated, are in the opinion of the Adviser, of comparable quality. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. (See the Statement of Additional Information for an explanation of these ratings.) The Fund's current policy is to limit investments in commercial paper to obligations rated A-1 or Prime-1.

--------------------------------------------------------------------------------
INVESTMENT PRACTICES AND RISKS
--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS (ALL FUNDS). Each Fund may enter into repurchase agreements with broker-dealers or domestic banks. A repurchase agreement is a short-term investment in which the purchaser (e.g., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Repurchase agreements involve certain risks in the event of a default by the other party. No Fund will invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by such Fund, exceeds in the case of the Emerging Growth Fund and the International Equity Fund, 15% of the value of the Fund's net assets and, in the case of the Growth Fund, the Growth and Income Fund, the Government Fund, the Municipal Bond Fund and the Money Market Fund 10% of the value of the Fund's net assets. The International Equity Fund may enter into repurchase agreements of up to 25% of its assets but the Fund currently does not expect that it will enter into repurchase agreements on more than 5% of its assets. See the Statement of Additional Information.

     For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that certain funds advised or subadvised by the Adviser or its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds that contributed to the joint account share pro rata in the net revenue generated. The Adviser believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for a Fund than would be available to a Fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in an SEC exemptive order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

     ADJUSTING INVESTMENT EXPOSURE (ALL FUNDS EXCEPT MONEY MARKET FUND). The Funds, other than the Money Market Fund, can use various techniques to increase or decrease their exposure to changing security prices, interest rates, commodity prices, or other factors that affect security values. These techniques may involve derivative securities such as options, futures contracts, swaps, and forward commitments, all as discussed more fully below.

     OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS (ALL FUNDS EXCEPT MONEY MARKET FUND). The Funds expect to utilize options, futures contracts and options thereon in several different ways, depending upon the status of a Fund's portfolio and the Adviser's or, in the case of the International Equity Fund, the Subadviser's, expectations concerning the securities markets.

     For example, in times of stable or rising security prices, a Fund generally seeks to obtain maximum exposure to the securities markets, i.e., to be "fully invested." Nevertheless, even when a Fund is fully invested, prudent management requires that at least a small portion of assets be available as cash to honor redemption requests and for other short-term needs. A Fund may also have cash on hand that has not yet been invested. The portion of a Fund's assets that is invested in cash equivalents does not fluctuate with security market prices, so that, in times of rising market prices, a Fund may underperform the market in proportion to the amount of cash equivalents in its portfolio. By purchasing futures contracts, however, a Fund can compensate for the cash portion of its assets and obtain equivalent performance to investing 100% of its assets in equity securities.

     If the Adviser or, in the case of the International Equity Fund, the Subadviser, forecasts a market decline, a Fund may take a defensive position, reducing its exposure to the securities markets by increasing its cash position. By selling futures contracts instead of portfolio securities, a similar result can be achieved to the extent that the performance of the futures contracts correlates to the performance of a Fund's portfolio securities. Sale of futures contracts could frequently be accomplished more rapidly and at less cost than the actual sale of securities. Once the desired hedged position has been effected, a Fund could then liquidate securities in a more deliberate manner, reducing its futures position simultaneously to maintain the desired balance, or it could maintain the hedged position.

     As an alternative to selling futures contracts, a Fund can purchase puts (or futures puts) to hedge the portfolio's risk in a declining market. Since the value of a put increases as the index declines below a specified level, the portfolio's value is protected against a market decline to the degree the performance of the index correlates with the performance of a Fund's investment portfolio. If the market remains stable or advances, a Fund can refrain from exercising the put and its portfolio will participate in the advance, having incurred only the premium cost for the put.

     In many cases, a Fund could achieve results similar to those available from options and futures contracts without investing in the options and futures markets. For example, instead of hedging portfolio securities it owned with options and futures contracts, the Fund could sell the securities and invest the proceeds in money market instruments. In other cases, however, the options and futures markets provide investment or risk management opportunities that are not available from direct investments in securities. In addition, some strategies can be implemented with greater ease and at lower cost by utilizing the options and futures markets.

     The International Equity Fund may enter into futures contracts and options for non-hedging purposes, subject to applicable law. Such transactions may be considered a form of speculation.

     POTENTIAL RISKS OF OPTIONS, FUTURES CONTRACTS AND RELATED OPTIONS. The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in underlying securities. While utilization of options, futures contracts and similar instruments may be advantageous to a Fund, if the Adviser or, in the case of the International Equity Fund, the Subadviser, is not successful in employing such instruments in managing a Fund's investments, a Fund's performance will be worse than if a Fund did not make such investments. In addition, a Fund would pay commissions and other costs in connection with such investments, which may increase a Fund's expenses and reduce its return.

     Each Fund other than the Money Market Fund and the Municipal Bond Fund may write or purchase options in privately negotiated transactions ("OTC Options") as well as listed options. OTC Options can be closed out only by agreement with the other party to the transaction. Any OTC Option purchased by a Fund will be considered an illiquid security. Any OTC Option written by a Fund will be with a qualified dealer pursuant to an agreement under which the Fund may repurchase the option at a formula price. Such options will be considered illiquid to the extent that the formula price exceeds the intrinsic value of the option. Each Fund other than the International Equity Fund may not purchase or sell futures contracts or related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets. The International Equity Fund may enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in the regulations of the Commodity Futures Trading Commission (the "CFTC")), or (ii) for non-hedging purposes provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets.

     In order to prevent leverage in connection with the purchase of futures contracts thereon by the Fund, an amount of cash, cash equivalents or liquid securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian. The Growth Fund, the Growth and Income Fund, the Government Fund and the Municipal Bond Fund may not invest more than 10% of their net assets in illiquid securities and repurchase agreements which have a maturity of longer than seven days; the Emerging Growth Fund and the International Equity Fund are limited to 15% of their net assets. The successful use of futures and options is dependent upon the ability of the Adviser or Subadviser to predict changes in interest rates. The daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do option purchase transactions, where the exposure is limited to the cost of the premium for the option. Transactions in futures and options on futures for non-hedging purposes involve greater risks and could result in losses which are not offset by gains on other portfolio assets. A more complete discussion of the potential risks involved in transactions involving options or futures contracts and related options, is contained in the Statement of Additional Information.

     SPECIAL RISKS ASSOCIATED WITH FUTURES TRANSACTIONS (ALL FUNDS EXCEPT MONEY MARKET FUND). There are several risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.

     CURRENCY TRANSACTIONS (INTERNATIONAL EQUITY FUND). In order to protect the dollar equivalent value of its portfolio securities against declines resulting from currency value fluctuations and changes in interest rate or other market changes, the Fund may enter into the following hedging transactions: forward foreign currency contracts, interest rate and currency swaps and various futures contracts and related options contracts. The Fund will enter into various currency transactions, i.e., forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. Each Fund may enter into these currency contracts and swaps in primarily the following circumstances to "lock in" the U.S. dollar equivalent price of a security the Fund is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Fund has exposure. The Fund may seek to achieve the same economic result by using from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Subadviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

     INTEREST RATE TRANSACTIONS (INTERNATIONAL EQUITY FUND). The Fund will enter into various interest rate transactions (i.e., futures contracts in various financial instruments and interest rate related indices, put and call options on such futures contracts and on such financial instruments and interest rate swaps). The Fund will enter into these transactions primarily to "lock-in" a return or spread on a particular investment or portion of its portfolio and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The Fund will not enter into an interest rate swap transaction in which its interest commitment is greater or measured differently than the interest receivable on specific portfolio securities. Interest rate swaps may be combined with currency swaps to take advantage of rate differentials in different markets on the same or similar securities.

     MARKET INDEX TRANSACTIONS (INTERNATIONAL EQUITY FUND). The Fund may enter into various market index contracts (i.e., index futures contracts on particular non-U.S. securities markets or industry segments and related put and call options). These contracts are used primarily to protect the value of the Fund's securities against a decline in a particular market or industry in which it is invested.

     POTENTIAL RISKS OF CURRENCY TRANSACTIONS, INTEREST RATE TRANSACTIONS AND MARKET INDEX TRANSACTIONS (INTERNATIONAL EQUITY FUND). The Fund will engage in these transactions primarily as a means to hedge risks associated with management of its portfolio. All of the foregoing transactions present certain risks. In particular, the variable degree of correlation between price movements of futures contracts and dollar equivalent price movements in the currency or security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund's securities. In addition, these instruments may not be liquid in all circumstances and are generally closed out by entering into offsetting transactions rather than by disposing of the Fund's obligations. As a result, in volatile markets, the Fund may not be able to close out a transaction without incurring losses. Although the contemplated use of these contracts should tend to minimize the risk of loss due to a decline in the value of the hedged currency or security, at the same time they tend to limit any potential gain which might result from an increase in the value of such currency or security.

     With respect to interest rate swaps, the Fund recognizes that such arrangements are relatively illiquid and will include the principal amount of the obligations owed to it under a swap as an illiquid security for purposes of the Fund's investment restrictions except to the extent a third party (such as a large commercial bank) has guaranteed the Fund's ability to offset the swap at any time.

     SECURITIES OF FOREIGN ISSUERS (ALL FUNDS EXCEPT GOVERNMENT FUND, MUNICIPAL BOND FUND AND MONEY MARKET FUND). The International Equity Fund invests at least 65% of its total assets in the equity securities of foreign issuers and the Emerging Growth Fund, the Growth Fund and the Growth and Income Fund may invest up to 20% of the value of their total assets in securities of foreign governments and companies of developed and emerging markets countries.

     Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since each Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the accrued income and unrealized appreciation or depreciation of investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's yield on such assets.

     Each Fund may also purchase foreign securities in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. Each Fund may invest in ADRs through both sponsored and unsponsored arrangements. For further information on ADRs and EDRs, investors should refer to the Statement of Additional Information.

     With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a United States security, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by the Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distributions by the Fund to its shareholders. See

"Dividends, Distributions and Taxes." Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are not invested and no return is earned thereon. The inability of each Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, each Fund will incur cost in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there are in the United States. These risks may be intensified in the case of investments in developing or emerging markets. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Finally, in the event of a default on any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.

     The Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund may invest in the securities of developing countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

     One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that any investments that the Fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

     FORWARD COMMITMENTS (GOVERNMENT FUND). The Fund may purchase or sell U.S. Government securities on a "when-issued" or "delayed delivery" basis ("Forward Commitments"). These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future, frequently a month or more after such transactions. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

     The Fund may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Fund may reinvest the proceeds in another Forward Commitment. The Fund's use of Forward Commitments may increase its overall investment exposure and thus its potential for gain or loss. When engaging in Forward Commitments, the Fund relies on the other party to complete the transaction; should the other party fail to do so, the Fund might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.

     The Fund maintains a segregated account (which is marked to market daily) of cash, U.S. Government securities or the security covered by the Forward Commitment with the Fund's Custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues.

     LOANS OF PORTFOLIO SECURITIES (ALL FUNDS). Each Fund may lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that (a) immediately after any such loan, the value of the securities loaned does not exceed 10% of the total value of that Fund's assets (15% in the case of the Emerging Growth Fund and the International Equity Fund), and (b) any securities loan is collateralized in accordance with applicable regulatory requirements. The Adviser or, in the case of the International Equity Fund, the Subadviser, believes the risk of loss on such transactions is slight, because, if a borrower was to default for any reason, the collateral should satisfy the obligation. See the Statement of Additional Information.

     VARIABLE RATE DEMAND NOTES (MUNICIPAL BOND FUND). The Fund may invest in variable rate demand notes ("VRDNs") which are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceeding one year and in either case upon no more than seven days' notice. The interest rates are adjustable at intervals ranging from daily ("floating rate") to up to one year to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

     The Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide the Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven days. The Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation and issuing the repurchase commitment.

     STAND-BY COMMITMENTS (MUNICIPAL BOND FUND). The Fund may acquire stand-by commitments with respect to Municipal Bonds held by it. Under a stand-by commitment, a bank or dealer from which Municipal Bonds are acquired agrees to purchase from the Fund, at the Fund's option, the Municipal Bonds at a specified price. Such commitments are sometimes called "liquidity puts."

     The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the Municipal Bonds (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Stand-by commitments generally can be acquired when the remaining maturity of the underlying Municipal Bonds is not greater than one year, and are exercisable by the Fund at any time before the maturity of such obligations.

     The Fund's right to exercise stand-by commitments is unconditional and unqualified. A stand-by commitment generally is not transferable by the Fund, although the Fund can sell the underlying Municipal Bonds to a third party at any time.

     The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund will not exceed one-half of one percent of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund intends to enter into stand-by commitments only with banks and dealers which, in the Adviser's opinion, present minimal credit risks.

     The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying Municipal Bonds which would continue to be valued in accordance with the method of valuation employed by the Fund. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, the cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

     DELAYED DELIVERY AND WHEN-ISSUED SECURITIES (MUNICIPAL BOND
FUND). Municipal Bonds may at times be purchased or sold on a "delayed delivery" or a "when-issued" basis. These transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future, often a month or more after the purchase. The payment obligation and the interest rate are each fixed at the time the Fund enters into the commitment. The Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities prior to settlement date if it is deemed advisable. Purchasing Municipal Bonds on a when-issued basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields so increase, the value of the when-issued obligation will generally decrease. The Fund maintains a separate account at its custodian bank consisting of cash or liquid securities (valued on a daily basis) equal at all times to the amount of any when-issued commitment.

     RESTRICTED SECURITIES (ALL FUNDS). The Emerging Growth Fund and the International Equity Fund may each invest up to 15% of their net assets in restricted securities and other illiquid assets and the Growth Fund, the Growth and Income Fund, the Government Fund, the Municipal Bond Fund and the Money Market Fund may each invest up to 5% of their net assets. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the limitation, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and which have been determined to be liquid by the Trustees or by the Adviser pursuant to board-approved guidelines. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. These difficulties and delays could result in a Fund's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Trustees believe accurately reflects fair value.

     Notwithstanding the foregoing, due to various state regulations, the Emerging Growth Fund and the International Equity Fund will not invest more than 10% of each Fund's net assets in restricted securities; restricted securities eligible for resale pursuant to Rule 144A are not included within this limitation. In the event that the Funds' shares cease to be qualified under the laws of such states or if such regulations are amended or otherwise cease to be operative, the Funds would not be subject to this 10% restriction.

     PORTFOLIO TURNOVER (ALL FUNDS). Each Fund may purchase or sell securities without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions, the Growth Fund and the Government Fund may experience a high rate of portfolio turnover. This may occur, for example, if the Fund writes a substantial number of covered call options and the market prices of the underlying securities appreciate. The rate of portfolio turnover is not a limiting factor when the Adviser or, in the case of the International Equity Fund, the Subadviser, deems it desirable to purchase or sell securities or to engage in options transactions. The annual turnover rates of the Growth Fund, the Government Fund and the Municipal Bond Fund are not expected to exceed 400%; and the annual turnover rates of the Emerging Growth Fund, the International Equity Fund and the Growth and Income Fund are not expected to exceed 100%. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective Fund and may increase the recognition of short-term, rather than long-term, capital gains if securities are held for one year or less and may be subject to applicable income taxes. See "Dividends, Distributions and Taxes."

     PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES (ALL FUNDS). The Adviser or, in the case of the International Equity Fund, the Subadviser, is responsible for the placement of orders for the purchase and sale of portfolio securities for the Trust and the negotiation of brokerage commissions on such transactions. Brokerage firms are selected on the basis of their professional capability for the type of transaction and the value and quality of execution services rendered on a continuous basis. Brokerage firms are selected on the basis of their professional capability for the type of transaction and the value and quality of execution services rendered on a continuing basis. The Trust also executes transactions through Alex Brown & Sons, Inc., a director of which is also a Trustee of the Trust. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Smith Barney, Inc. ("Smith Barney") and Robinson Humphrey, Inc. ("Robinson Humphrey"). Smith Barney and Robinson Humphrey may be considered affiliated persons of the Distributor because they are each an indirect subsidiary of Travelers Group Inc. ("Travelers"). With respect to the International Equity Fund, Smith Barney and Robinson Humphrey are subject to SEC regulations which state that to effect any such transaction, the commissions, fees or other remuneration received by Smith Barney and Robinson Humphrey must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities, futures or options on futures being purchased or sold on an exchange during a comparable period of time. This standard would allow Smith Barney and Robinson Humphrey to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. Furthermore, the Trustees of the Trust, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to Smith Barney and Robinson Humphrey on behalf of the International Equity Fund are consistent with the foregoing standard. Brokerage transactions with Smith Barney and Robinson Humphrey are also subject to such fiduciary standards as may be imposed upon Smith Barney and Robinson Humphrey by applicable law. U.S. Government securities in which the Trust invests are traded in the over-the-counter market. Such securities are generally traded on a net basis with a dealer acting as principal for its own account without a stated commission, although the prices of the securities usually include a profit to the dealer. Most transactions made by the Money Market Fund are principal transactions at net prices which incur little or no brokerage costs. It is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved, and the provision of supplemental investment research by the firm. While the Trust seeks reasonably competitive spreads, the Trust will not necessarily be paying the lowest spread available. Brokerage commissions are paid on transactions in listed options, futures contracts and options thereon. The Adviser or, in the case of the International Equity Fund, the Subadviser, is authorized to place portfolio transactions with broker-dealers participating in the distribution of shares of the Trust if it reasonably believes that the quality of the execution and any commission are comparable to that available from other qualified firms. The Adviser or, in the case of the International Equity Fund, the Subadviser, is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such service if they determine that such commissions are reasonable in relation to the overall services provided. The information received may be used by the Adviser in managing the assets of other advisory accounts managed by the Adviser as well as in the management of the assets of the Trust.

     INVESTMENT IN INVESTMENT COMPANIES. The Emerging Growth Fund, the Growth Fund and the Growth and Income Fund may invest in two other separate investment companies -- Van Kampen American Capital Small Capitalization Fund ("Small Cap Fund") and Van Kampen American Capital Foreign Securities Fund ("Foreign Securities Fund"). The International Equity Fund may invest in the Small Cap Fund. The Small Cap Fund invests in a broad selection of small capitalization securities. The Foreign Securities Fund invests in a broad selection of foreign securities. The shares of the Small Cap Fund and the Foreign Securities Fund are available only to investment companies advised by the Adviser and its affiliates. The Adviser believes that the use of the Small Cap Fund and the Foreign Securities Fund will provide the Funds investing in them with the most effective exposure to the performance of the types of securities in which they invest while at the same time minimizing costs. The Adviser charges no advisory fee for managing the Small Cap Fund or the Foreign Securities Fund, nor are there any sales loads or other charges associated with the distribution of such funds' shares. Other expenses incurred by the Small Cap Fund or the Foreign Securities Fund are borne by them, and thus indirectly by a Fund and the other Van Kampen American Capital funds that invest in them. With respect to such other expenses, the Adviser anticipates that the efficiencies resulting from use of the Small Cap Fund and the Foreign Securities Fund will result in cost savings for the Funds and other Van Kampen American Capital funds investing in them. In large part, these savings will be attributable to the fact that administrative actions that would have to be performed multiple times if each Fund held its own portfolio of small capitalization stocks or foreign securities will need to be performed only once. The Adviser expects that the Small Cap Fund and the Foreign Securities Fund will experience trading costs that will be substantially less than the trading costs that would be incurred if small capitalization stocks or foreign securities were purchased separately for a Fund and other Van Kampen American Capital Funds.

     A Fund will be deemed to own a pro rata portion of each investment of the Small Cap Fund and Foreign Securities Fund. For example, if a Fund's investment in the Small Cap Fund or the Foreign Securities Fund were $10 million, and the Small Cap Fund or Foreign Securities Fund had five percent of its assets invested in the electronics industry, a Fund would be considered to have an investment of $500,000 in the electronics industry.

     RISKS OF INVESTING IN THE SMALL CAP FUND. The securities of small and medium sized companies that the Small Cap Fund may invest in may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, small capitalization companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. In light of these characteristics of small capitalization companies and their securities, the Small Cap Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger capitalization companies.

     RISKS OF INVESTING IN THE FOREIGN SECURITIES FUND. See "Investment Practices and Risks -- Securities of Foreign Issuers" for a discussion of the risks of investing in foreign securities.

     SHORT SALES AGAINST THE BOX (EMERGING GROWTH FUND, INTERNATIONAL EQUITY FUND, GROWTH FUND AND GROWTH AND INCOME FUND). Each Fund may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund may not make short sales or maintain a short position if to do so would cause more than 25% of its total assets, taken at market value, to be held as collateral for such sales.

     To secure its obligation to deliver the securities sold short, the Fund will deposit in escrow in a separate account with its Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short. However, the Fund will not purchase and deliver new securities to satisfy its short order if such purchase and sale would cause the Fund to derive more than 30% of its gross income from the sale of securities held for less than three months.

     LEVERAGE (INTERNATIONAL EQUITY FUND). The Fund may borrow from banks, on a secured or unsecured basis, up to 25% of the value of its assets. If the Fund borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage."

     Leverage creates an opportunity for increased returns to shareholders of the Fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the Fund's shares and in the Fund's yield. Although the principal or stated value of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the Fund which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceed the interest or dividends the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Fund will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the Fund.

INVESTMENT RESTRICTIONS

     RESTRICTIONS APPLICABLE TO ALL OF THE FUNDS. Each Fund has adopted certain restrictions which may not be changed without approval by a vote of a majority of the outstanding voting shares of such Fund (as defined by the Investment Company Act of 1940, as amended (the "1940 Act")). The percentage limitations need only be met at the time the investment is made or other relevant action taken. These restrictions provide, among other things, that a Fund may not:

     1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby), or purchase more than 10% of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies by the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund and the Municipal Bond Fund to the extent permitted by rule or order of the SEC exempting them from the limitations imposed by Section 12(d)(1) of the 1940 Act;

     2. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry; provided, however, that with respect to the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund and the Municipal Bond Fund, this limitation shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. (This does not restrict any of the Funds from investing in obligations of the U.S. Government and repurchase agreements secured thereby.);

     3. With respect to all Funds other than the Emerging Growth Fund and the International Equity Fund, borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets, provided that so long as any borrowing exceeds 5% of the value of the Fund's total assets, the Fund shall not purchase portfolio securities. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. With respect to the Emerging Growth Fund, borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than 10% of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds 5% of its net assets. With respect to the International Equity Fund, borrow money from banks on a secured or unsecured basis, in excess of 25% of the value of its total assets. (See "Leverage".) Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of forward contracts, futures contracts, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance. This restriction shall not prevent the International Equity Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements and any transactions constituting borrowing by the Fund may not exceed 33 1/3% of the Fund's total assets. The International Equity Fund may not mortgage or pledge its assets except to secure borrowings permitted under this restriction;

     4. Lend money except by the purchase of bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, including investments in repurchase agreements. A Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds 10% (or in the case of the Emerging Growth Fund and the International Equity Fund, 15%) of the market or other fair value of its total net assets; provided, however, that with respect to the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund and the Municipal Bond Fund, illiquid securities shall exclude shares of other open-end investment companies owned by the Fund but include the Fund's pro rata portion of the securities and other assets owned by any such company. See "Investment Practices and Risks -- Repurchase Agreements";

     5. Underwrite securities of other companies, except insofar as a Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities owned by the Fund; and

     6. Lend its portfolio securities in excess of 10% (15% in the case of the Emerging Growth Fund and the International Equity Fund) of its total assets, both taken at market value provided that any loans shall be in accordance with the guidelines established for such loans by the Trustees as described under "Loans of Portfolio Securities," including the maintenance of collateral from the borrower equal at all times to the current market value of the securities loaned.

     7. With respect to Municipal Bond Fund, invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or an exemption or other relief from provisions of the 1940 Act.

     Each state and each political subdivision, agency or instrumentality of such state, and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus. The non-government user of facilities financed by industrial development or pollution control bonds is also considered as a separate issuer. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee.

     The Emerging Growth Fund retains the right to invest up to 25% of the value of its total assets in one company, but intends to do so only if a particular company is believed to afford better than average prospects in market appreciation at a time when general business conditions and trends in the market as a whole are considered to make greater diversification less desirable.

     In addition to the foregoing, the Trust has adopted additional investment restrictions, which may be changed by the Trustees without a vote of shareholders, as follows:

     FOREIGN INVESTMENTS FOR FUNDS OTHER THAN THE INTERNATIONAL EQUITY FUND. The Emerging Growth Fund, the Growth Fund and the Growth and Income Fund may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 20% of the value of a Fund's total assets would be invested in such securities.

     FUTURES CONTRACTS AND OPTIONS. In addition, the Growth Fund and the Growth and Income Fund may not write, purchase or sell puts, calls or combinations thereof, except that each Fund may (a) write covered call options with respect to any part or all of its portfolio securities, write secured put options, or enter into closing purchase transactions with respect to such options, (b) purchase and sell put and call options to the extent that the premiums paid for all such options do not exceed 10% of its total assets and only if the Fund owns the securities covered by the put option at the time of purchase, and (c) engage in futures contracts and related options transactions as described in the Statement of Additional Information.

     The Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund may purchase put and call options which are purchased on an exchange or over-the-counter in other markets, or currencies and, as developed from time to time, various futures contracts on market indices and other instruments. Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value.

     The Government Fund may not write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets, and (c) engage in futures contracts and related options transactions as described in the Statement of Additional Information.

     The Municipal Bond Fund may engage in futures contracts and related options as described in the Statement of Additional Information.

     ALCOHOL OR TOBACCO. Each Fund, except the International Equity Fund, may not purchase any security issued by any company deriving more than 25% of its gross revenues from the manufacture of alcohol or tobacco.

--------------------------------------------------------------------------------
THE TRUST AND ITS MANAGEMENT
--------------------------------------------------------------------------------

     The Trust is a diversified, open-end management investment company, generally known as a mutual fund, organized as a Massachusetts business trust on January 29, 1987. A mutual fund provides, for those who have similar investment goals, a practical and convenient way to invest in a diversified portfolio of securities by combining their resources in an effort to achieve such goals.

     The Adviser determines the investment of the Trust's assets, provides administrative services and manages the Trust's business and affairs. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios and more than $57 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

     Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment manager adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.

     On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form a new company to be named Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

     Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management of more than $100 billion in customer accounts.

     The Subadviser is located at 388 Greenwich Street, New York, New York 10013. The Subadviser is an indirect wholly-owned subsidiary of Travelers Group Inc., a financial services holding company engaged through its subsidiaries primarily in investment services, consumer finance services, life insurance services and property and casualty insurance services. The Subadviser was formed in 1968 and serves as investment manager to numerous other investment companies having aggregate assets of approximately $80 billion as of December 31, 1996.

     The Trust retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under separate investment advisory agreements with each Fund, the Trust pays the Adviser an annual fee for the Emerging Growth Fund, the Growth Fund and the Growth and Income Fund, calculated separately for each Fund at the following rates: 0.65% of the first $1 billion of the Fund's average daily net assets; 0.60% of the next $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets in excess of $4 billion. The Trust pays the Adviser an annual fee for the International Equity Fund at the rate of 1.00% of the Fund's average daily net assets. This fee is higher than that charged by most other mutual funds but the Trust believes it is justified by the special international nature of the Fund and is not necessarily higher than the fees charged by certain mutual funds with investment objectives and policies similar to those of the Fund. The Adviser has entered into a subadvisory agreement (the "Subadvisory Agreement") with the Subadviser to assist it in performing its investment advisory functions with respect to the International Equity Fund. Pursuant to the Subadvisory Agreement, the Subadviser receives on an annual basis 50% of the compensation received by the Adviser from the International Equity Fund. The Trust pays the Adviser an annual fee for the Government Fund of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; 0.45% of the next $1 billion of the Fund's average daily net assets; 0.40% of the next $1 billion of the Fund's average daily net assets; and 0.35% of the Fund's average daily net assets in excess of $5 billion. For the Municipal Bond Fund, the Trust pays the Adviser an annual fee of 0.60% of the first $1 billion of the Fund's average daily net assets; 0.55% of the next $1 billion of the Fund's average daily net assets; 0.50% of the next $1 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets over $3 billion. For the Money Market Fund, the Trust pays the Adviser an annual fee of 0.50% of the first $2 billion of the Fund's average daily net assets; 0.475% of the next $2 billion of the Fund's average daily net assets; and 0.45% of the Fund's average daily net assets over $4 billion. The fee is computed daily and payable monthly with respect to each Fund. Each of the investment advisory agreements described above is referred to in this Prospectus as an "Advisory Agreement" and together, as the "Advisory Agreements."

     Under the Advisory Agreement with the International Equity Fund, the Adviser is responsible for furnishing or causing to be furnished to the Fund advice and assistance with respect to the acquisition, holding or disposal of investments and recommendations with respect to other aspects and affairs of the International Equity Fund, bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. Pursuant to the Subadvisory Agreement, the Subadviser is responsible for the day to day operations and investment decisions for the International Equity Fund and is authorized, in its discretion and without prior consultation with the Adviser, to: (a) manage the Fund's assets in accordance with its investment goal and policies; (b) make investment decisions; (c) place purchase and sale orders for portfolio transactions; and (d) employ professional portfolio managers and securities analysts who provide research services.

     Under each of the foregoing Advisory Agreements, the Trust also reimburses the Adviser for the actual cost of the Trust's accounting services, which include maintaining its financial books and records and calculating the daily net asset value of each Fund. Operating expenses paid by the Trust include transfer agency fees, custodian fees, legal and auditing fees, trustees' fees, the cost of registration of its shares under federal laws and state blue sky laws, the cost of reports and proxies to shareholders, and all other ordinary business expenses not specifically assumed by the Adviser or any other party.

     The Adviser and, in the case of the International Equity Fund, the Subadviser may, from time to time, agree to waive their respective investment advisory fees or any portion thereof or elect to reimburse a Fund for ordinary business expenses in excess of an agreed upon amount.

     PERSONAL INVESTING POLICIES. The Trust and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to pre-clearance and other procedures designed to prevent conflicts of interest.

     PORTFOLIO MANAGEMENT. Stephen Boyd has been primarily responsible for the day-to-day management of the Growth Fund's investment portfolio since 1989. Mr. Boyd is Senior Vice President of the Adviser. James Gilligan has been primarily responsible for the day-to-day management of the Growth and Income Fund's investment portfolio since July 11, 1994. Mr. Gilligan is Senior Vice President of the Adviser. John Reynoldson has been primarily responsible for the day-to-day management of the Government Fund's investment portfolio since 1988. Mr. Reynoldson is Senior Vice President of the Adviser. David Troth has been primarily responsible for the day-to-day management of the Money Market Fund's investment portfolio since its inception. Mr. Troth is Senior Vice President of the Adviser. Mr. Troth was formerly Investment Vice President of the Adviser from March, 1978 to July, 1991. Timothy D. Haney has been primarily responsible for the day-to-day management of the Municipal Bond Fund's investment portfolio since June 13, 1996. Mr. Haney is Assistant Vice President of the Adviser. Mr. Haney has been employed by Van Kampen American Capital Investment Advisory Corp., an affiliate of the Adviser, for the last five years. Gary M. Lewis has been primarily responsible for the day-to-day management of the Emerging Growth Fund's investment portfolio since its inception. Mr. Lewis is Senior Vice President of the Adviser. Since June 1995, Messrs. Boyd, Gilligan, Reynoldson, Troth and Lewis have been Vice Presidents of Van Kampen American Investment Advisory Corp. an affiliate of the Adviser.

     The International Equity Fund is managed by Maurits E. Edersheim and a team of seasoned international equity portfolio managers, who collectively have over 125 years of experience and manage in excess of $2 billion of global equity assets for other investment companies and managed accounts. James Conheady, Rein van der Does and Jeffrey Russell, all Managing Directors of Smith Barney, are members of the international equity team and are responsible for the day to day operations of the Fund, including making all investment decisions.

--------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
--------------------------------------------------------------------------------

     The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares of each Fund that is most beneficial given the amount of the purchase and the length of time the investor expects to hold the shares.

     CLASS A SHARES. Class A shares of the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund are sold at net asset value plus an initial maximum sales charge of up to 5.50% of the offering price. Class A shares of the Government Fund and Municipal Bond Fund are sold at net asset value plus an initial maximum sales charge of up to 4.75% or 4.50%, respectively, of the offering price. Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a contingent deferred sales charge of one percent may be imposed on redemptions made within one year of the purchase. Class A shares of the Money Market Fund are sold at net asset value. Class A shares of each Fund are subject to an ongoing service fee at an annual rate of 0.25% of each Fund's aggregate average daily net assets (0.10% for the Money Market Fund) attributable to the Class A shares. Certain purchases of Class A shares qualify for reduced initial sales charges. See "Purchase of Shares -- Class A Shares."

     CLASS B SHARES. Class B shares of each Fund (other than the Money Market
Fund) are sold at net asset value and are subject to a contingent deferred sales charge if they are redeemed within five years of purchase. Class B shares of each Fund (other than Money Market Fund) are subject to an ongoing service fee at an annual rate of 0.25% of each Fund's aggregate average daily net assets attributable to the Class B shares and an ongoing distribution fee at an annual rate of 0.75% of each Fund's aggregate average daily net assets attributable to the Class B shares. Class B shares of the Money Market Fund are available only through exchanges by Class B shareholders of another Common Sense Fund and remain subject to the contingent deferred sales charge imposed by the original fund. The Money Market Fund pays a distribution fee at the rate of 0.75% of its average daily net assets attributable to Class B shares. The ongoing distribution fee paid by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A or Class 1 shares. See "Purchase of Shares -- Class B Shares." Class B shares of each Fund will automatically convert to Class A shares six years after the shareholder's order to purchase was accepted. See "Conversion Feature" herein for discussion on applicability of the conversion feature to Class B shares.

     CLASS 1 SHARES. Class 1 shares are available only to accounts of previously established shareholders or members of a family unit comprising husband, wife and minor children, and Class 1 shareholders of other Common Sense Funds exchanging their Class 1 shares for Class 1 shares of the Fund. Class 1 shares of each Fund (other than the Money Market Fund) are sold at net asset value plus an initial maximum sales charge. See "Purchase of Shares -- Class 1 Shares."

     CONVERSION FEATURE. Class B shares of each Fund will automatically convert to Class A shares six years after the shares were purchased and will no longer be subject to the distribution fee. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to relieve the holders of the Class B shares of each Fund that have been outstanding for a period of time sufficient for the Distributor to have been substantially compensated for distribution expenses related to the Class B shares as the case may be, from the burden of the ongoing distribution fee.

     For purposes of conversion to Class A, shares purchased of each Fund through the reinvestment of dividends and distributions paid on Class B shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A.

     The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the distribution fee and incremental transfer agency costs, if any, with respect to Class B shares does not result in a Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) the conversion of shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares may be suspended if such an opinion is no longer available and such shares might continue to be subject to the distribution fee for an indefinite period which may extend beyond the period ending six years after the shareholder's order to purchase was accepted.

     FACTORS FOR CONSIDERATION. In deciding which class of shares to purchase, investors should take into consideration their investment goals, present and anticipated purchase amounts, time horizons and temperaments. Investors should consider whether, during the anticipated life of their investment in each Fund, the accumulated distribution fees and contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge on Class A or Class 1 shares, if any, purchased at the same time, and to what extent such differential would be offset by the higher dividends per share on Class A or Class 1 shares. To assist investors in making this determination, the table under the caption "Expense Synopsis" sets forth examples of the charges applicable to each class of shares. In this regard, Class A or Class 1 shares may be more beneficial to the investor who qualifies for reduced initial sales charges, as described herein under "Purchase of Shares -- Class A Shares -- Class 1 Shares." For these reasons, the Distributor will reject any order of $500,000 or more for Class B shares.

     Class A and Class 1 shares of each Fund are not subject to an ongoing distribution fee and, accordingly, receive correspondingly higher dividends per share than Class B shares. However, because initial sales charges, if any, are deducted at the time of purchase, investors in Class A or Class 1 shares of all Funds other than the Money Market Fund do not have all their funds invested initially and, therefore, initially own fewer shares. Other investors might determine that it is more advantageous to purchase Class B shares and have all their funds invested initially, although remaining subject to ongoing distribution fees and, for a five-year period being subject to a contingent deferred sales charge. Ongoing distribution fees on Class B shares will be offset to the extent of the additional funds originally invested and any return realized on those funds. There can, of course, be no assurance as to the return, if any, which will be realized on such additional funds.

     Class A or Class 1 shares of all Funds other than the Money Market Fund may be appropriate for investors who prefer to pay the sales charge up front, want to take advantage of the reduced sales charges available on larger investments, wish to maximize their current income from the start or prefer not to pay redemption charges. Class B shares may be appropriate for investors who wish to avoid a front-end sales charge or wish to put 100% of their investment dollars to work immediately.

     The distribution expenses incurred by the Distributor in connection with the sale of the shares of each Fund other than the Money Market Fund will be reimbursed, in the case of Class A or Class 1 shares, from the proceeds of the initial sales charge and, in the case of Class B shares, from the proceeds of the ongoing distribution fee and any contingent deferred sales charge incurred upon redemption within five years, of purchase. Registered representations of PFS Investments Inc. ("PFS Investments") distributing each Fund's shares may receive differing compensation for selling Class A, Class B or Class 1 shares of such Fund. INVESTORS SHOULD UNDERSTAND THAT THE PURPOSE AND FUNCTION OF THE CONTINGENT DEFERRED SALES CHARGE AND ONGOING DISTRIBUTION FEE WITH RESPECT TO THE CLASS B SHARES OF EACH FUND ARE THE SAME AS THOSE OF THE INITIAL SALES CHARGE WITH RESPECT TO CLASS A OR CLASS 1 SHARES. See "Distribution Plans."

     GENERAL. Dividends paid by each Fund with respect to Class A, Class B and Class 1 shares will be calculated in the same manner at the same time on the same day, except that the distribution fees and any incremental transfer agency costs relating to Class B shares will be borne by the respective class. See "Dividends, Distributions and Taxes." Shares of a Fund may be exchanged, subject to certain limitations, for shares of the same class of the other Funds offered in this Prospectus. See "Shareholder Services -- Exchange Privilege."

--------------------------------------------------------------------------------
PURCHASE OF SHARES
--------------------------------------------------------------------------------

GENERAL

     Each Fund, other than the Money Market Fund, offers two classes of shares to the public on a continuous basis through the Distributor, an indirect subsidiary of Travelers, 65 East 55th Street, New York, New York 10022. As of May 20, 1996, all of the previously outstanding shares of the Growth Fund, the Growth and Income Fund, the Government Fund, the Municipal Bond Fund and the Money Market Fund were redesignated as Class 1 shares without any other changes, and Class A and Class B shares were authorized for issuance. As of May 20, 1996, Class 1 shares were authorized for issuance for the Emerging Growth Fund and the International Equity Fund. Each Fund offers Class 1 shares only to accounts of previously established shareholders or members of a family unit comprising husband, wife and minor children, and Class 1 shareholders of other

Common Sense Funds exchanging their Class 1 shares for Class 1 shares of the Fund. Each class of shares represents an interest in the same portfolio of investments of a Fund.

     Shares of beneficial interest in each Fund are available through PFS Investments, an affiliate of Travelers. Initial investments in a Fund must be at least $250 and subsequent investments must be at least $25. The Distributor may waive the minimum amount for initial investment for shares involving periodic investments. The Trust reserves the right to suspend the sale of any Fund's shares to the public in response to conditions in the securities markets or for other reasons and to refuse any order for the purchase of shares. A shareholder who has insufficient funds to complete any purchase will be charged a fee of $25 per returned purchase by the Distributor or the Transfer Agent.

     Shares may be purchased on any business day by completing the application accompanying this Prospectus and forwarding the application through PFS Investments to PFS Shareholder Services (the "Transfer Agent"), 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check.

     Additionally, investments of $25,000 or more may be made by having your bank wire federal funds (funds of the Federal Reserve System) to the Transfer Agent's bank. Wire transfers will only be accepted on days your bank, the Transfer Agent, the Trust, and NationsBank Global Finance are open for business. Your wired funds must be received by 4:00 p.m. Eastern time by NationsBank Global Finance to be credited to your account that day. Otherwise, your wire purchase will be processed the next business day. The wire purchase will not be considered made until the wired amount is received and the purchase is accepted by the Trust. If the wire purchase does not contain the information stated below, the Trust may reject it. Any delays that may occur in wiring funds, including delays in processing by the banks, are not the responsibility of the Trust or Transfer Agent.

     You must pay any charge assessed by your bank for the wire service. If a wire transfer is rejected, all money received by the Trust, less any costs incurred by the Trust or Transfer Agent in rejecting it, will be returned promptly.

     To insure the proper handling of your investment, the following procedures should be observed:

          New Account Procedures -- If the wire transfer is for a new account, you and your PFS Investments representative should call the Transfer Agent's Customer Service Department at (800) 544-5445. They will assist you in establishing your account and processing your wire purchase.

          Existing Account Procedures -- If the wire transfer is for an existing account, the wire must be sent to NationsBank Global Finance, Routing Number 111000012, Dallas, Texas. It should state the following:

               "Credit PFS Shareholder Services Account #3750618260
               For Further Credit to CST Account # ______________ (your account number)
               For ____________________________ (your name)"

     Upon executing your wire transfer, you or your PFS Investments representative should contact the Transfer Agent's Customer Service Department to notify them of your name, your Trust account number and the name of the bank transmitting the federal funds.

     Shares are offered at the next determined net asset value per share, with or without a front-end or contingent deferred sales charge depending on the method of purchasing shares chosen by the investor, as shown in tables herein. Net asset value per share of each Fund is computed as of the close of trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m. Eastern time) on each day the Exchange is open for trading, except in the case of the Money Market Fund, for which net asset value is computed as of 12:00 noon Eastern time on each such day. Net asset value per share of each class of each Fund is determined by dividing the value of all the portfolio securities held by such Fund, cash, and other assets (including accrued interest) attributable to each class less all liabilities (including accrued expenses) attributable to each class by the total number of shares of the class outstanding of the Fund. The Money Market Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio security at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides for certainty in valuation it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security.

     Shares of the Money Market Fund are offered at the next determined net asset value after a purchase order becomes effective, which is when the check payment is converted into federal funds. A check payment is normally converted into federal funds on the second business day following receipt of payment by the Transfer Agent. With respect to the other Funds, the price paid for shares purchased is based on the net asset value next computed after an order is received by the Transfer Agent. For a discussion of the methods used to value the portfolio securities of each Fund, see the Statement of Additional Information.

     Generally, the net asset values per share of the Class A, Class B and Class 1 shares of a Fund are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class A, Class B and Class 1 shares may differ from one another, reflecting the daily expense accruals of the distribution and incremental transfer agency fees, if any, applicable with respect to the Class B shares and the differential in the dividends paid on the classes of shares. The price paid for shares purchased is based on the next calculation of net asset value after an order in proper form is received by the Transfer Agent plus applicable Class A or Class 1 sales charges.

     Each class of shares of each Fund represents an interest in the same portfolio of investments of such Fund, has the same rights and is identical in all respects, except that (i) Class B shares bear the expenses of the contingent deferred sales arrangement and any expenses (including the distribution fee and any incremental transfer agency costs) resulting from such sales arrangement,
(ii) each class has exclusive voting rights with respect to approvals of the Rule 12b-1 distribution plan pursuant to which its distribution fee and service fee is paid which relate to a specific class, and (iii) Class B shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available. See "Distribution Plans" and "Shareholder Services -- Exchange Privilege." The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by the amount of the distribution fee and incremental expenses, if any, associated with such distribution fee. Registered representatives of PFS Investments distributing each Fund's shares may receive differing compensation for selling Class A, Class B or Class 1 shares.

CLASS A SHARES

     For each Fund other than the Money Market Fund the public offering price of Class A shares is the next determined net asset value plus a sales charge, as set forth herein. Class A shares of the Money Market Fund are offered at net asset value without sales charge.

SALES CHARGE TABLES

EMERGING GROWTH FUND, INTERNATIONAL EQUITY FUND, GROWTH FUND AND GROWTH AND INCOME FUND

                                                                                                 REALLOWED
                                                                                                   TO PFS
                                                                  AS % OF                       INVESTMENTS
                                                                    NET           AS % OF        (AS A % OF
                          SIZE OF                                  AMOUNT         OFFERING        OFFERING
                         INVESTMENT                               INVESTED         PRICE          PRICE)*
------------------------------------------------------------------------------------------------------------
Less than $50,000...........................................       5.82%           5.50%           4.75%
$50,000 but less than $100,000..............................       4.99%           4.75%           4.00%
$100,000 but less than $250,000.............................       3.90%           3.75%           3.25%
$250,000 but less than $500,000.............................       3.09%           3.00%           2.50%
$500,000 but less than $1,000,000...........................       2.04%           2.00%           1.75%
$1,000,000 or more..........................................         **              **              **
------------------------------------------------------------------------------------------------------------

GOVERNMENT FUND

                                                                                                 REALLOWED
                                                                                                   TO PFS
                                                                  AS % OF                       INVESTMENTS
                          SIZE OF                                   NET           AS % OF        (AS A % OF
                         INVESTMENT                                AMOUNT         OFFERING        OFFERING
                         ----------                               INVESTED         PRICE          PRICE)*
------------------------------------------------------------------------------------------------------------
Less than $100,000..........................................       4.99%           4.75%           4.00%
$100,000 but less than $250,000.............................       3.90%           3.75%           3.25%
$250,000 but less than $500,000.............................       3.09%           3.00%           2.50%
$500,000 but less than $1,000,000...........................       2.04%           2.00%           1.75%
$1,000,000 or more..........................................         **              **              **
------------------------------------------------------------------------------------------------------------

MUNICIPAL BOND FUND

                                                                                                 REALLOWED
                                                                                                   TO PFS
                                                                  AS % OF                       INVESTMENTS
                          SIZE OF                                   NET           AS % OF        (AS A % OF
                         INVESTMENT                                AMOUNT         OFFERING        OFFERING
                         ----------                               INVESTED         PRICE          PRICE)*
------------------------------------------------------------------------------------------------------------
Less than $100,000..........................................       4.71%           4.50%           3.75%
$100,000 but less than $250,000.............................       3.90%           3.75%           3.25%
$250,000 but less than $500,000.............................       3.09%           3.00%           2.50%
$500,000 but less than $1,000,000...........................       2.04%           2.00%           1.75%
$1,000,000 or more..........................................         **              **              **
------------------------------------------------------------------------------------------------------------

 *Additionally, the Distributor will pay to PFS Investments a promotional fee calculated as a percentage of the sales charge reallowed to PFS Investments. The percentage used in the calculation is 3.00%.

**Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge, equal or exceed $1 million in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The contingent deferred sales charge on Class A shares is payable to the Distributor, which in turn pays PFS Investments to compensate its PFS Investment representatives whose clients make purchases of $1 million or more. The contingent deferred sales charge is waived in the same circumstances in which the contingent deferred sales charge applicable to Class B shares is waived. See "Purchase of Shares -- Class B Shares."

     Class A shares of the Funds may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the "Primerica Plan") for its participants, subject to the provisions of the Employee Retirement Income

Security Act of 1974, as amended. Class A shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class A shares are also offered at net asset value to accounts opened for shareholders by PFS Investments representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the Distributor, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Trust, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Class A shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The Trust may terminate, or amend the terms of, offering shares of the Trust at net asset value to such persons at any time. The Distributor may pay PFS Investments representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than the Distributor. Contact the Transfer Agent at (800) 544-5445 for further information and appropriate forms.

     PFS Investments may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, the Distributor or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, the Distributor may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments representatives that sell shares of the Trust.

     Investors purchasing Class A shares may under certain circumstances be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described herein.

     Volume Discounts. The size of the investment shown in the preceding tables applies to the total amount being invested by any person in shares of the indicated Fund alone, or in any combination of shares of the Fund and shares of other Funds (except Money Market Fund). A person eligible for a volume discount includes an individual; members of a family unit comprising husband, wife and minor children; a trustee or other fiduciary purchasing for a single fiduciary account including pension, profit-sharing and other employee benefit trusts qualified under Section 401(a) of the Code, or multiple custodial accounts where more than one beneficiary is involved if purchases are made by salary reduction and/or payroll deduction for qualified and nonqualified accounts and transmitted by a common employer entity. Employer entity for payroll deduction accounts may include trade and craft associations and any other similar organizations.

     Cumulative Purchase Discount. The size of investment shown in the preceding tables may also be determined by combining the amount being invested in shares of the indicated Fund plus the current offering price of all shares of other Funds (except the Money Market Fund) which have been previously purchased and are still owned. Shares previously purchased are only taken into account, however, if the Transfer Agent is notified by the shareholder at the time an order is placed for a purchase which would qualify for a reduced sales load on the basis of the current value of previous purchases and if sufficient information is furnished to permit confirmation of such purchases.

     Letter of Intent. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating all investments over a 13-month period to determine the sales load as outlined in the preceding tables. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal as if it were a single investment. The size of investment shown in the preceding tables also includes purchases of shares of any other Common Sense Fund (except the Money Market
Fund) over a 13-month period, based on the total amount of intended purchases plus the value of all shares at the offering price of such Funds previously purchased and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the charge applicable to the aggregate purchases made and the sales charge previously paid. The initial purchase must be for an amount equal to at least 5.00% of the minimum total purchase amount of the level selected. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provisions, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. Such adjustment in sales charge will be used to purchase additional shares for the shareholder at the applicable discount category. Additional information is contained in the application form included in this Prospectus.

CLASS B SHARES

     For each Fund, other than the Money Market Fund, Class B shares are offered at the next determined net asset value. Class B shares which are redeemed within five years of purchase are subject to a contingent deferred sales charge at the rates set forth in the following tables charged as a percentage of the dollar amount subject thereto. The charge is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gains distributions. With respect to the Money Market Fund, Class B shares acquired in exchange for Class B shares of another Common Sense Fund remain subject to the contingent deferred sales charge of the original fund.

     The amount of the contingent deferred sales charge, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

EMERGING GROWTH FUND, INTERNATIONAL EQUITY FUND, GROWTH FUND AND GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                             CONTINGENT DEFERRED SALES CHARGE
                                                                    AS A PERCENTAGE OF
                    YEAR SINCE PURCHASE                      DOLLAR AMOUNT SUBJECT TO CHARGE
------------------------------------------------------------
First.......................................................              5.00%
Second......................................................              4.00%
Third.......................................................              3.00%
Fourth......................................................              2.50%
Fifth.......................................................              1.50%
Sixth.......................................................               None
------------------------------------------------------------

GOVERNMENT FUND AND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                                             CONTINGENT DEFERRED SALES CHARGE
                                                                    AS A PERCENTAGE OF
                    YEAR SINCE PURCHASE                      DOLLAR AMOUNT SUBJECT TO CHARGE
------------------------------------------------------------
First.......................................................              4.00%
Second......................................................              4.00%
Third.......................................................              3.00%
Fourth......................................................              2.50%
Fifth.......................................................              1.50%
Sixth.......................................................               None
------------------------------------------------------------

     In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation is determined in the manner that results in the lowest possible rate being charged. Therefore, it is assumed that the redemption is first of any shares acquired pursuant to reinvestment of dividends or distributions, second of shares held for over five years and third of shares held for less than five years. The charge is not applied to dollar amounts representing an increase in the net asset value since the time of purchase.

     To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired ten additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), ten shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a deferred sales charge at a rate of 4.00% (the applicable rate in the second year after purchase).

     A commission or transaction fee of 4.00% of the purchase amount will be paid to PFS Investments at the time of purchase. Additionally, the Distributor may, from time to time, pay additional promotional incentives in the form of cash or other compensation, to PFS Investments representatives that sell Class B shares of the Fund.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE

     The contingent deferred sales charge is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) in connection with certain distributions from an IRA or other retirement plan, (iii) pursuant to the Trust's systematic withdrawal plan but limited to 12% annually of the initial value of the account, and (iv) effected pursuant to the right of the Trust to liquidate a shareholder's account as described herein under "Redemption of Shares." See the Statement of Additional Information for further discussion of waiver provisions.

CLASS 1 SHARES

     Class 1 shares are only offered to accounts of previously established shareholders or members of a family unit comprising husband, wife and minor children, and Class 1 shareholders of other Common Sense Funds exchanging their Class 1 shares for Class 1 shares of the Fund. Class 1 shares are offered to the limited group of investors described above at the next determined net asset value plus a sales charge, as set forth herein.

SALES CHARGE TABLES

EMERGING GROWTH FUND, INTERNATIONAL EQUITY FUND, GROWTH FUND AND GROWTH AND INCOME FUND

                                                                                          REALLOWED
                                                                                           TO PFS
                                                                                         INVESTMENTS
                                                               AS % OF      AS % OF      (AS A % OF
                          SIZE OF                             NET AMOUNT    OFFERING      OFFERING
                         INVESTMENT                            INVESTED      PRICE         PRICE)*
-----------------------------------------------------------------------------------------------------
Less than $10,000...........................................     9.29%        8.50%         7.00%
$10,000 but less than $25,000...............................     8.40%        7.75%         6.25%
$25,000 but less than $50,000...............................     6.38%        6.00%         5.00%
$50,000 but less than $100,000..............................     4.71%        4.50%         3.75%
$100,000 but less than $250,000.............................     3.63%        3.50%         3.00%
$250,000 but less than $400,000.............................     2.56%        2.50%         2.00%
$400,000 but less than $600,000.............................     2.04%        2.00%         1.60%
$600,000 but less than $5,000,000...........................     1.01%        1.00%         0.75%
$5,000,000 or more..........................................     0.25%        0.25%         0.20%
-----------------------------------------------------------------------------------------------------

GOVERNMENT FUND

                                                                                          REALLOWED
                                                                                           TO PFS
                                                                                         INVESTMENTS
                          SIZE OF                              AS % OF      AS % OF      (AS A % OF
                         INVESTMENT                           NET AMOUNT    OFFERING      OFFERING
                         ----------                            INVESTED      PRICE         PRICE)*
-----------------------------------------------------------------------------------------------------
Less than $25,000...........................................     7.24%        6.75%         6.00%
$25,000 but less than $50,000...............................     6.10%        5.75%         5.00%
$50,000 but less than $100,000..............................     4.44%        4.25%         3.50%
$100,000 but less than $250,000.............................     3.63%        3.50%         2.75%
$250,000 but less than $500,000.............................     2.56%        2.50%         2.00%
$500,000 but less than $1,000,000...........................     2.04%        2.00%         1.60%
$1,000,000 but less than $2,500,000.........................     1.01%        1.00%         0.75%
$2,500,000 but less than $5,000,000.........................     0.50%        0.50%         0.40%
$5,000,000 or more..........................................     0.25%        0.25%         0.20%
-----------------------------------------------------------------------------------------------------

MUNICIPAL BOND FUND

                                                                                          REALLOWED
                                                                                           TO PFS
                                                                                         INVESTMENTS
                                                               AS % OF      AS % OF      (AS A % OF
                          SIZE OF                             NET AMOUNT    OFFERING      OFFERING
                         INVESTMENT                            INVESTED      PRICE         PRICE)*
-----------------------------------------------------------------------------------------------------
Less than $100,000..........................................     4.99%        4.75%         4.25%
$100,000 but less than $250,000.............................     3.90%        3.75%         3.25%
$250,000 but less than $500,000.............................     3.09%        3.00%         2.50%
$500,000 but less than $1,000,000...........................     2.04%        2.00%         1.60%
$1,000,000 but less than $2,500,000.........................     1.01%        1.00%         0.75%
$2,500,000 but less than $5,000,000.........................     0.50%        0.50%         0.40%
$5,000,000 or more..........................................     0.25%        0.25%         0.20%
-----------------------------------------------------------------------------------------------------

* Additionally, the Distributor will pay to PFS Investments a promotional fee calculated as a percentage of the sales charge reallowed to PFS Investments. The percentage used in the calculation is 3%.

     PFS Investments may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, the Distributor or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, the Distributor may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments representatives that sell shares of the Trust.

     Class 1 Shares of the Trust may be purchased at net asset value by the Primerica Plan for its participants, subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended. Shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class 1 Shares are also offered at net asset value to accounts opened for shareholders by PFS Investments representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the Distributor, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Trust and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The Trust may terminate, or amend the terms of, offering shares of the Trust at net asset value to such persons at any time. The Distributor may pay PFS Investment representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than the Distributor. Contact the Transfer Agent at (800) 544-5445 for further information and appropriate forms.

     Investors purchasing Class 1 shares may under certain circumstances be entitled to reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described herein under "Purchases of Shares -- Class A Shares -- Volume Discounts, Cumulative Purchase Discount and Letter of Intent."

--------------------------------------------------------------------------------
DISTRIBUTION PLANS
--------------------------------------------------------------------------------

     Rule 12b-1 adopted by the SEC under the 1940 Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares ("distribution expenses") and servicing its shareholders in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to such Rule, the Trustees of the Trust, and the shareholders of Class A and Class B of each Fund have adopted two Distribution Plans hereinafter referred to as the "Class A Plan" and the "Class B Plan." Each Distribution Plan is in compliance with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD Rules") applicable to mutual fund sales charges. The NASD Rules limit the annual distribution costs and service fees that a mutual fund may impose on a class of shares. The NASD Rules also limit the aggregate amount which the Fund may pay for such distribution costs. Under the Class A Plan, a Fund pays 0.25% per annum of its average daily net assets attributable (0.10% for the Money Market Fund) to such class of shares to the Distributor as a service fee. The service fee is intended to cover personal services provided to Class A shareholders of a Fund by representatives of PFS Investments and the maintenance of their accounts.

     Under the Class B Plan, Class B shares of each Fund other than the Money Market Fund are subject to a combined annual distribution fee and service fee at the rate of 1.00% of a Fund's aggregate average daily net assets attributable to such class of shares. Payments by each Fund, other than the Money Market Fund, to the Distributor under the Class B Plan are used to make service fee payments to PFS Investments of 0.25% per annum of average daily net assets. With respect to the Money Market Fund, Class B shares are subject only to an annual distribution fee at the rate of 0.75% of the Fund's aggregate average daily net assets attributable to such class of shares. Each Fund pays the Distributor 0.75% of the aggregate average daily net assets of Class B shares, as compensation for providing sales and promotional activities and services. Such activities and services relate to the sale, promotion and marketing of the Class B shares. The expenditures of the Distributor may consist of sales commissions to PFS Investments for selling Class B shares, compensation, sales incentives and payments to sales and marketing personnel, and the payment of expenses incurred in its sales and promotional activities, including advertising expenditures related to the Class B shares of a Fund and the costs of preparing and distributing promotional materials with respect to such Class B shares.

     The Distributor receives the proceeds of the initial sales charge, if any, paid upon the purchase of Class A shares and the contingent deferred sales charge paid upon certain redemptions of Class B shares, and may use these proceeds for any of the distribution and service expenses described above.

     During the period they are in effect, the Class A Plan and the Class B Plan obligate each Fund to pay service fees and distribution fees or, in the case of the Class B Plan for the Money Market Fund, distribution fees only, to the Distributor as compensation for its service and distribution activities, not as reimbursement for specific expenses incurred. Thus, even if the Distributor's expenses exceed its service or distribution fees for any Fund, the Fund will not be obligated to pay more than those fees and, if the Distributor's expenses are less than such fees, it will retain its full fees and realize a profit. Each Fund will pay the service fees and distribution fees to the Distributor until either the applicable Plan is terminated or not renewed. In that event, the Distributor's expenses in excess of service fees and distribution fees received or accrued through the termination date will be the Distributor's sole responsibility and not obligations of a Fund. In their annual consideration of the continuation of each Fund's Plans, the Trustees will review each Plan and the Distributor's corresponding expenses for each class separately.

     Actual distribution expenditures paid by the Distributor with respect to Class B shares for any given year are expected to exceed the fees received pursuant to the Class B Plan and payments received pursuant to contingent deferred sales charges. Such excess will be carried forward and may be reimbursed by the Fund or its shareholders from payments received through contingent deferred sales charges in future years and from payments under the Class B Plan so long as such Plan is in effect. For example, if in a fiscal year the Distributor incurred distribution expenses under the Class B Plan of $1 million, of which $500,000 was recovered in the form of contingent deferred sales charges paid by investors and $400,000 was reimbursed in the form of payments made by the Fund to the Distributor under the Class B Plan, the balance of $100,000, would be subject to recovery in future fiscal years from such sources. For the last fiscal year, the unreimbursed expenses incurred by the Distributor under the Class B Plan and carried forward for the Emerging Growth Fund, the International Equity Fund, the Growth Fund, the Growth and Income Fund, the Government Fund and the Municipal Bond Fund were approximately $1,273,267 or 3.26%, $254,870 or 3.17%, $2,315,074 or 3.12%, $1,668,541 or
3.20%, $588,370 or 4.25% and $25,492 or 3.91%, respectively of the Class B shares' net assets.

     If the Class B Plan was terminated or not continued, the Fund would not be contractually obligated and has no liability to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

     The Trust offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. A CST Shareholder Service Form should be completed to effect a change or cancel any Common Sense Trust account option. The CST Shareholder Service Form is provided in the CST New Account Welcome Package. Additional CST Shareholder Service Forms may be obtained from the Transfer Agent. Customer Service representatives are available from 9:00 a.m. to 6:00 p.m. Monday through Friday (Eastern time) to assist you. If you prefer a Spanish-speaking representative, please call (800) 544-7278 (Monday through Friday). TDD service is available for the hearing impaired at (800) 824-1721.

SHAREHOLDER SERVICES APPLICABLE TO ALL CLASSES

     INVESTMENT ACCOUNT. Each shareholder of record has an investment account under which shares are held by the Transfer Agent. The Trust recommends that shares be left on deposit with the Transfer Agent. If a share certificate is desired, it is issued only for full shares (preferably 100 shares or more) and must be requested in writing from the Transfer Agent for each transaction. Except as described below, after each share transaction in an account, the shareholder will receive a report showing the activity in the account. A quarterly report will be sent to shareholders utilizing the pre-authorized check plan. Additions to an investment account may be made at any time by mailing a check directly to the Transfer Agent.

     REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of a Fund. Such shares are acquired at net asset value (without a sales charge). This reinvestment is automatic unless the shareholder instructs otherwise. The investor may, on the CST Additional New Account Options Form accompanying this Prospectus, instruct that dividends and capital gains distributions be paid in cash or be credited to another account of a Fund described in this Prospectus. If you are changing this option after your account has been established, you should complete a CST Shareholder Service Form and mail it to the Transfer Agent.

     PRE-AUTHORIZED CHECK PLAN. A pre-authorized check plan is available under which a shareholder can authorize the Transfer Agent to draw on a bank account on a regular basis to invest pre-determined amounts in shares of a Fund. To establish or change an existing pre-authorized check plan, a shareholder should give the Transfer Agent ten days prior notice before drawing on such bank account. You may choose to have your draft on any day of the month and the Transfer Agent will submit the draft to your bank on that day. Additionally, the Transfer Agent will purchase shares in your Common Sense Trust account on the day indicated for the amount of the draft. If the draft is returned to the Transfer Agent from the depository bank, it may attempt to redeposit the draft in an effort to collect the proceeds before cancelling the shares bought with the draft. A shareholder may designate in the application to increase the amount of the pre-authorized check on an automatic basis. Additional information is contained in the application accompanying this Prospectus. There is no charge for establishing a pre-authorized check plan. Standard Pre-Authorized Check Plan minimum draft amount is $25. A charge of $25 will be imposed on a shareholder's account for any check returned for insufficient funds, stop payments, or closed account.

     RETIREMENT PLAN. Eligible investors may establish individual retirement accounts ("IRAs"). PFS Investments, Inc., 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062 serves as custodian under IRA, SEP and 403(b)(7) plans. Details regarding fees, as well as plan administration, and other details regarding this Retirement Plan is available from PFS Investments' registered representatives.

     EXCHANGE PRIVILEGE. Shares of any Fund may be exchanged for shares of the same class of any of the other Funds described in this Prospectus upon payment of the excess, if any, of the sales charge applicable to the Fund being acquired over the sales charge paid on the purchase. Shares of the Money Market Fund may be exchanged for shares of the other Funds upon payment of the sales charge applicable to shares of the Fund being acquired unless a sales charge previously has been paid.

     Class B shareholders of a Fund have the ability to exchange their shares ("original shares") for the same class of shares of any other Fund described in this Prospectus that offers such class of shares ("new shares") in an amount equal to the aggregate net asset value of the original shares without the payment of any contingent deferred sales charge otherwise due upon redemption of the original shares. For purposes of computing the contingent deferred sales charge payable upon a redemption of the new shares, the holding period for the original shares is added to the holding period of the new shares. Class B shareholders would remain subject to the contingent deferred sales charge imposed by the original fund upon the redemption from the Common Sense family of funds

     Shares of the fund to be acquired must be registered for sale in the investor's state. Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes, although if the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired. A Fund reserves the right to reject any order to acquire its shares through exchange, or otherwise modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment. See the Statement of Additional Information.

     A shareholder wishing to make an exchange may do so by completing a CST Exchange Form and sending it to the Transfer Agent. A signature guarantee and other documentary evidence may be required for certain registrations other than individual accounts (e.g., corporation, trust, etc.). Exchanges are effected at the net asset value next calculated after the request is received in good order. See "Purchase of Shares" and "Redemption of Shares." If the exchanging shareholder does not have an account in the Fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan or a pre-authorized bank draft for the new account, however, an exchanging shareholder must file a specific written request.

     A shareholder may utilize the Transfer Agent's Facsimile Transaction Line ("FAX") to effect an exchange as long as a signature guarantee or other documentary evidence is not required. Exchange requests should be properly signed by all owners of the account and faxed to the Transfer Agent at (800) 554-2374. Facsimile exchanges may not be available if the shareholder cannot reach the Transfer Agent by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular exchange procedure described above. Facsimile exchanges received by the Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

     An investor considering an exchange should refer to the prospectus for additional information regarding such fund prior to investing.

     SYSTEMATIC EXCHANGE. A shareholder has the option to systematically exchange a dollar or share amount on a monthly basis. You may automatically exchange shares from one CST account for shares in another CST account on a regular schedule (e.g., monthly or quarterly). The accounts must have identical registrations and the originating account must have a minimum balance of $5,000. The minimum exchange amount is $50. You may add this service to your account by completing the CST Additional New Account Options Form accompanying this Prospectus, and submitting it with your initial application. If you are selecting this option after your account has been established, you should complete a CST Shareholder Service Form and mail it to the Transfer Agent.

     SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which any capital gain or loss will be recognized. The planholder may arrange for monthly, quarterly, semiannual or annual checks in any amount not less than $50, in multiples of $5, unless specifically authorized by the Distributor.

     Class B shareholders who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder's investment in a Fund at the time the election to participate in the plan is made. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge" and the Statement of Additional Information.

     Under the plan, sufficient shares of a Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gain distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchase of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. There is no charge for establishing a systematic withdrawal plan. You may add this service to your account by completing the CST Additional New Account Options Form accompanying this Prospectus and submitting it with your initial application. If you are selecting this option after your account has been established, you should complete a CST Shareholder Service Form and mail it to the Transfer Agent.

     DOLLAR COST AVERAGING. Special services are available that enable investors to take advantage of dollar cost averaging through automatic monthly investments. Dollar cost averaging involves the investment of a fixed dollar amount in investment vehicles such as the Funds at pre-set intervals. This practice will result in more shares being purchased when a Fund's net asset value is relatively low, and fewer shares being purchased when a Fund's net asset value is relatively high. Therefore, the investor's overall cost of shares purchased is lower than it would be if the investor purchased a fixed number of shares at pre-set intervals.

     Investors may purchase shares of any of the Funds by using pre-authorized checks drawn on the investor's bank account. See "Pre-Authorized Check Plan." Further information on automatic investing and the advantages of dollar cost averaging is set forth in the Statement of Additional Information.

     ACCOUNT STATEMENTS AND REPORTS. A client will receive several statements and reports as a Common Sense Trust shareholder. Each time a financial transaction occurs, a confirmation statement identifying the shares bought or sold will be mailed. On an annual basis, each January, a year-end statement detailing the previous year's transactions will be provided. Information required for income-tax reporting will also be distributed to shareholders, usually in January.

     In addition to the above shareholder activity statements, a Semi-Annual and Annual Financial Report will be distributed which includes a Statement of Net Assets identifying each security a Fund is invested in.

     Also available at the shareholder's request, is an Account Transcript identifying every financial transaction in an account since it was opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $15 charge for each Account Transcript requested.

     Additional copies of tax forms are available at the shareholder's request. There is a $10 charge for each additional tax form requested.

     Additional information regarding the Trust's services may be obtained by contacting the Client Services Department at (800) 544-5445.

SHAREHOLDER SERVICES APPLICABLE TO CLASS A AND CLASS 1 SHAREHOLDERS ONLY

     CHECK WRITING PRIVILEGE. A Class A or Class 1 shareholder holding shares of the Government Fund, the Money Market Fund and the Municipal Bond Fund for which certificates have not been issued may appoint the Fund's Transfer Agent as agent and request, on the application form, special forms of drafts payable through Fidelity National Bank ("Fidelity"). The Transfer Agent issues these drafts on behalf of the Fund in books of ten drafts, for which there is a charge by the Fund of $7.50 per book. These drafts may be made payable by the shareholder to the order of any person in any amount of $250 or more. When a draft is presented to Fidelity for payment, full and fractional shares required to cover the amount of the draft will be redeemed from the shareholder's account by the Transfer Agent at the next determined net asset value. Any gain or loss realized on the sale of shares is a taxable event. See "Redemption of Shares." Drafts will not be honored for redemption of shares held less than fifteen (15) days, or until the Transfer Agent is presented with satisfactory evidence that the purchase check has cleared. Any shares for which there are outstanding certificates may not be redeemed by draft. If the amount of the draft is greater than the proceeds of all uncertificated shares held in the shareholder's account, the draft will be returned and the shareholder may be subject to additional charges imposed by banks. A shareholder may not liquidate the entire account by means of a draft. The check writing privilege may be terminated or suspended at any time by the Fund or Fidelity. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on the Government Fund, the Municipal Bond Fund and the Money Market Fund checks. Fidelity will only honor those drafts authorized by the Trust. Generally, a properly completed Check Writing Card is all that is required for the Check Writing Privilege. With certain registrations other than individual or joint owners, however, other documents and signature guarantees may be necessary. A shareholder who has insufficient Funds to honor a draft will be charged a fee of $25 by the Distributor or the Transfer Agent. To defray administration expenses involved with providing copies of money market drafts, there is a $10 fee for each draft copy requested.

--------------------------------------------------------------------------------
REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     Shareholders may redeem for cash some or all of their shares of any Fund at any time by sending a written request in proper form directly to the Transfer Agent at 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062. There is no charge for a redemption. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact the Transfer Agent at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.

     As described herein under "Purchase of Shares," redemptions of Class B shares are subject to a contingent deferred sales charge. In addition, a contingent deferred sales charge of 1.00% may be imposed on redemptions of Class A shares made within one year of purchase for investments of $1 million or more. The contingent deferred sales charge incurred upon redemption is paid to the Distributor in reimbursement for the distribution-related expenses. See "Purchase of Shares." A custodian of a retirement plan account may charge redemption fees based on the custodian's fee schedule.

     The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not to be paid to the record owner(s) at the record address, if the shareholder(s) has had an address change in the past 45 days, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

     Generally, a properly completed CST Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Transfer Agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA or SEP), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check. All 403(b)(7) distributions will have the 20% mandatory withholding deducted unless the proceeds are payable to a new Custodian/Trustee as successor Custodian/Trustee. A Letter of Acceptance from the successor Custodian/Trustee is required and must accompany the distribution request.

     A shareholder may utilize the Transfer Agent's FAX to redeem their account as long as a signature guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to the Transfer Agent at (800) 554-2374. Facsimile redemptions may not be available if the shareholder cannot reach the Transfer Agent by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above. Facsimile redemptions received by the Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

     In all cases, the redemption price is the net asset value per share of the Fund next determined after the request for redemption is received in proper form by the Transfer Agent. Payment for shares redeemed will be made by check mailed within seven days after acceptance by the Transfer Agent of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check or draft, the Transfer Agent may hold the payment of the proceeds until the purchase check or draft has cleared, usually a period of up to 15 days. Any taxable gain or loss will be recognized by the shareholder upon redemption of shares.

     After following the above-stated redemption guidelines, a shareholder(s) may elect to have the redemption proceeds wire-transferred directly to the shareholder's bank account of record (defined as a currently established pre-authorized draft on the shareholder's account with no changes within the previous 45 days), as long as the bank account is registered in the same name(s) as the account with the Fund. If the proceeds are not to be wired to the bank account of record, or to the registered owner(s), a signature guarantee will be required from all shareholder(s). A $25 service fee will be charged by the Transfer Agent to help defray the administrative expense of executing a wire redemption. Redemption proceeds will normally be wired to the designated bank account on the next business day following the redemption, and should ordinarily be credited to your bank account by your bank within 48 to 72 hours.

     The Trust may redeem any shareholder account with a net asset value of less than $200. Three months advance notice of any such involuntary redemption is required and the shareholder may purchase prior to such redemption the required value of additional shares in order to avoid such involuntary redemption. Any involuntary redemption may only occur if the shareholder's account is less than the required minimum due to shareholder redemptions or if the shareholder's account did not reach the required minimum because the shareholder failed to meet the shareholder's obligations under a periodic investment arrangement. Any taxable gain or loss will be recognized by the shareholder upon redemption of shares.

     REINSTATEMENT PRIVILEGE. A Class A or Class B shareholder who has redeemed shares of a Fund may reinvest any portion or all of the proceeds of such redemption in Class A shares of any Fund. A Class 1 shareholder who has redeemed shares of a Fund may reinvest proceeds of such redemption in Class 1 shares of any Fund. Such reinvestment is made at the net asset value (without sales charge) next determined after the order is received, which must be within 60 days after the date of the redemption. This privilege can be exercised only once.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

     Unless the shareholder instructs otherwise, all dividends and capital gain distributions of each Fund are automatically reinvested in additional shares of the same class of such Fund. See "Shareholder Services -- Reinvestment Plan." Dividends and distributions paid by a Fund have the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. Therefore, a dividend or distribution paid shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes, as discussed below.

     The per share dividends on Class B shares will be lower than the per share dividends on Class A and Class 1 shares as a result of the distribution fees and any incremental transfer agency fees applicable to such class of shares.

     DIVIDENDS AND DISTRIBUTIONS OF THE EMERGING GROWTH FUND, THE INTERNATIONAL EQUITY FUND, THE GROWTH FUND AND THE GROWTH INCOME FUND. Dividends from stocks and interest earned from other investments are the main source of income for the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund. When a Fund sells portfolio securities, it may realize capital gains or losses, depending on whether the prices of the securities sold are higher or lower than the prices the Fund paid to purchase them. Net realized capital gains represent the total profit from sales of securities minus total losses from sales of securities including any losses carried forward from prior years.

     The Emerging Growth Fund, the International Equity Fund and the Growth Fund distribute substantially all their net investment income, less expenses, and any net realized capital gains annually, normally in December. The Growth and Income

Fund distributes substantially all its net investment income, less expenses quarterly, normally in March, June, September and December, and it distributes any net realized capital gains annually, normally in December. Net long-term gains realized from the Funds' transactions in options, futures and related options transactions may be paid out more frequently (with short-term gains) as may be determined from time to time by the Trustees, but only after appropriate regulatory approval is first obtained. There is no assurance that such regulatory approval will be obtained.

     DIVIDENDS AND DISTRIBUTIONS OF THE GOVERNMENT FUND. Income dividends are declared each business day, and paid monthly. Any taxable net realized short-term capital gains may be distributed quarterly and any net realized long-term gains are distributed to shareholders annually, normally in December. Net long-term gains realized from the Fund's transactions in options, futures and related options transactions may be paid out more frequently (with short-term gains) as may be determined from time to time by the Trustees, but only after appropriate regulatory approval is first obtained. There is no assurance that such regulatory approval will be obtained.

     In computing interest income, the Fund does not amortize debt discount or premiums resulting from the purchase of debt securities. Thus in the case of U.S. Government securities purchased at a premium, interest income is greater than it would be if the premium was amortized.

     DIVIDENDS AND DISTRIBUTIONS OF THE MUNICIPAL BOND FUND. Income dividends are declared each business day, and paid monthly. The daily dividend is a fixed amount determined at least monthly which is not expected to exceed the net income of the Fund for the month divided by the number of business days during the month. The Fund intends to distribute after the end of a fiscal year the net capital gains, if any, realized during the fiscal year, except to the extent that such gains are offset by capital loss carryovers of the Fund.

     Net long-term gains realized from transactions in futures and related options transactions may be paid out more frequently (with short-term gains) as may be determined from time to time by the Trustees, but only after appropriate regulatory approval is first obtained. There is no assurance that such regulatory approval will be obtained.

     DIVIDENDS OF THE MONEY MARKET FUND. Income dividends are declared each business day, and paid monthly. Dividends are paid to shareholders of record immediately prior to the determination of net asset value for that day. Since shares are issued and redeemed at the time net asset value is determined, dividends commence on the day following the date shares are issued and are received for the day shares are redeemed. Shareholders may elect to receive monthly payments of dividends in cash by written instruction to the Transfer Agent. Shares purchased as a result of the accrual of daily dividends are liquidated at the net asset value on the last business day of the month and the proceeds of such redemption mailed to the shareholder electing cash payment. A redeeming shareholder receives all dividends accrued through the date of redemption.

     The Fund's net income for dividend purposes is calculated daily and consists of interest accrued or discount earned, plus or minus any net realized gains or losses on portfolio securities, less any amortization of premium and the expenses of the Fund.

     TAXES. Each Fund has qualified and intends to qualify as a "regulated investment company" under the Code. By so qualifying and by distributing all of its net investment income and net realized capital gains within the time periods specified in the Code, each Fund would not be required to pay any federal income tax. Dividends from net investment income and distributions from any net realized short-term capital gains are taxable to shareholders as ordinary income. All such dividends are taxable to the shareholder whether or not reinvested in shares. However, shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

     In addition, the Municipal Bond Fund intends to invest in sufficient Municipal Bonds to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Fund from the net tax-exempt interest earned from Municipal Securities qualify as exempt-interest dividends if, at the close of each quarter of the fiscal year, at least 50% of the value of the total assets of the Fund consists of Municipal Bonds. See "Federal Tax Information" in the Statement of Additional Information.

     Exempt-interest dividends paid to shareholders are not includable in the shareholder's gross income for federal income tax purposes. The percentage of the total dividends paid by the Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.

     Dividends and interest received by the Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the Fund distributed to shareholders.

     If, at the end of the International Equity Fund's taxable year, more than 50% of the value of its total assets consists of stock or securities of foreign corporations, the Fund may make an election pursuant to which foreign income taxes paid by it will be treated as paid directly by its shareholders. The Fund will make this election only if it deems the election to be in the best interests of its shareholders, and will notify shareholders in writing each year if it makes the election and the amount of foreign taxes to be treated as paid by the shareholders. If the Fund makes such an election, the amount of such foreign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or non-resident alien individual could claim either a credit or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholders' U.S. tax (determined without regard to the availability of the credit) attributed to their total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities and from certain foreign currency gains and losses will generally be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Fund that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign income taxes paid by the Fund.

     The foregoing is a brief summary of some of the federal income tax considerations affecting the Trust and its investors who are U.S. residents or U.S. corporations. Investors should consult their tax advisors for more detailed tax advice including state and local tax considerations. Foreign investors should consult their own counsel for further information as to the U.S. and their country of residence or citizenship tax consequences of receipt of dividends and distributions from the Trust.

     Shareholders are notified annually of the federal tax status of dividends and capital gains distributions, including information as to the portion (including short-term capital gains) taxable as ordinary income, and the portion taxable as long-term capital gains. TO AVOID BEING SUBJECT TO A 31% FEDERAL BACKUP WITHHOLDING ON DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS MUST FURNISH THE FUND WITH THEIR CORRECT TAXPAYER IDENTIFICATION NUMBER. Shareholders are urged to consult their tax advisers with specific reference to their own tax situation.

     STATE AND LOCAL TAXES. The exemption of interest income for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. Income distributions may be taxable to shareholders under state or local law as dividend income even though a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. It is recommended that shareholders consult their tax advisers for information in this regard. The Municipal Bond Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income earned on Municipal Bonds held by the Fund during the preceding year. Distributions paid by the Fund from sources other than tax-exempt interest are generally subject to taxation at the state and local levels.

     TAX TREATMENT OF OPTIONS AND FUTURES TRANSACTIONS. Gains or losses on each Fund's, other than the Money Market Fund's, transactions in certain listed options (except certain equity options) on securities or indices, futures or options on futures generally are treated as 60% long-term and 40% short-term, and positions held by a Fund at the end of its fiscal year generally are required to be marked to market, with the result that unrealized gains and losses are treated as though they were realized. Gains and losses realized by a Fund on transactions in over-the-counter options generally are short-term capital gains or losses unless the option is exercised in which case the character of the gain or loss is determined by the holding period of the underlying security. The Code contains certain "straddle" rules which require deferral of losses incurred in certain transactions involving hedged positions to the extent a Fund has unrealized gains in offsetting positions and generally terminate the holding period of the subject position. Additional information is set forth in the Statement of Additional Information.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     From time to time, each of the Funds, except for the Money Market Fund, may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one year, five years and for the life of each Fund. Other total return quotations, aggregate or average, over other time periods may also be included.

     The total return of a Fund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the Fund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; the calculation assumes the initial investment is made at the maximum public offering price for Class A and Class 1 shares, if applicable; that all income dividends or capital gains distributions during the period are reinvested in Fund shares at net asset value; and that any applicable contingent deferred sales charge has been paid. Total return will vary depending on market conditions, the securities comprising a Fund's portfolio, a Fund's operating expenses and unrealized net capital gains or losses during the period. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the Fund.

     Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.

     In addition to total return information, the Government Fund and the Municipal Bond Fund may also advertise their current "yield." Yield figures are based on historical earnings and are not intended to indicate future performance. Yield is determined by analyzing the Fund's net income per share for a 30-day (or one-month) period (which period will be stated in the advertisement), and dividing by the maximum offering price per share on the last day of the period. A "bond equivalent" annualization method is used to reflect a semiannual compounding. The Municipal Bond Fund's "tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Municipal Bond Fund's yield, assuming certain tax brackets for a Fund shareholder.

     For purposes of calculating yield quotations, net income is determined by a standard formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. Net income computed for this formula differs from net income reported by a Fund in accordance with generally accepted accounting principles and from net income computed for federal income tax reporting purposes. Thus the yield computed for a period may be greater or lesser than a Fund's then current dividend rate.

     A Fund's yield is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by a Fund, portfolio maturity and a Fund's expenses.

     Yield quotations should be considered relative to changes in the net asset value of a Fund's shares, a Fund's investment policies, and the risks of investing in shares of a Fund. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Yield and total return are calculated separately for each Fund's Class A, Class B and Class 1 shares. Class A and Class 1 total return figures include the maximum sales charge applicable; Class B total return figures include any applicable contingent deferred sales charge. Because of the differences in sales charges and distribution fees, the total return for each of the classes will differ.

     From time to time the Money Market Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The current and effective yields for the seven-day period ending October 31, 1996 and a description of the method by which the yield was calculated is contained in the Statement of Additional Information.

     To increase the yield of the Money Market Fund, the Adviser, for an indefinite period has agreed to absorb a certain amount of the ordinary business expenses. A yield quotation which reflects an expense reimbursement or subsidization by the Adviser will be higher than a yield quotation without such expense reimbursement or subsidization. The Adviser may stop absorbing these expenses at any time without prior notice.

     Since yield fluctuates, yield data cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

     In reports or other communications to shareholders or in advertising material, a Fund may compare its performance with that of other mutual funds as listed in the ratings or rankings prepared by Lipper Analytical Services, Inc., Donaghue's Money Market Report, CDA, Ibbotson Associates, Morningstar Mutual Funds or similar independent services which monitor the performance of mutual funds or with the Consumer Price Index, Dow Jones Industrial Average, Salomon Brothers' various indices, Standard & Poor's or NASDAQ, or with other international indices, or other appropriate indices of investment securities or with investment or savings vehicles. The performance information may also include evaluations of a Fund published by nationally recognized ranking services and by nationally recognized financial publications. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Any such advertisement would also include the standard performance information required by the SEC as described above. For these purposes, the performance of a Fund, as well as the performance of other mutual funds or indices, do not reflect sales charges, the inclusion of which would reduce Fund performance.

     The Funds, except for the Money Market Fund, may, from time to time, illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans and the Funds may illustrate in graph or chart form, or otherwise, the benefits of dollar cost averaging by comparing investments made pursuant to a systematic investment plan to investments made in a rising market.

     The Funds may, from time to time, in reports or other communications to shareholders or in advertising material, illustrate the benefits of compounding at various assumed rates of return. Such illustrations may be in the form of charts or graphs and will not be based on historical returns experienced by the Funds. The Funds may also utilize performance information in hypothetical illustrations provided in narrative form. These hypotheticals will be accompanied by the standard performance information required by the SEC as described above.

     The Funds may, from time to time, in communications to shareholders or in advertising material illustrate in graph, chart or narrative form: a) the importance of investment goals such as owning a home, funding a college education, or saving money for retirement. These illustrations may depict the rising costs of college and mortgage payments and the declining number of workers supporting the Social Security system. Fund communications and advertisements may also encourage investments in the Funds for purposes of helping families to achieve their investment goals; b) the benefits and popularity of purchasing term insurance as opposed to other, more expensive types of insurance in addition to the possible benefits of investing the savings in mutual funds; c) the growth of mutual fund assets as reported by industry publications; and d) the theory of decreasing responsibility, i.e. as individuals grow older and their assets increase, the need for life insurance generally decreases.

     The Municipal Bond Fund may, from time to time, illustrate the growth advantage of tax-free income by comparing hypothetical taxable growth compounding examples to hypothetical tax-free growth compounding examples.

     The Trust's Annual Report contains additional performance information with respect to each Fund discussed in this Prospectus. A copy of the Annual Report may be obtained without charge by calling or writing the Trust at the telephone number and address printed on the cover page of this Prospectus.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     ORGANIZATION OF THE TRUST. The Trust was organized under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." It is a diversified, open-end management investment company authorized to issue an unlimited number of Class A, Class B and Class 1 shares of beneficial interest of $.01 par value, in the Funds. Shares issued are fully paid, non-assessable and have no preemptive or conversion rights. In the event of liquidation of any Fund, shareholders of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Trustees (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. Each class of shares represents interest in the assets of each Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that the distribution fees and service fees and any incremental transfer agency fees related to each class of shares of each Fund are borne solely by that class, and each class of shares of each Fund has exclusive voting rights with respect to provisions of the Trust's Class A Plan and Class B Plan which pertain to that class of each Fund. All shares have equal voting rights, except that only shares of the respective Fund are entitled to vote on matters concerning only that Fund. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

     The Declaration of Trust establishing the Trust, dated January 29, 1987, a copy of which together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Common Sense Trust" refers to the Trustees under the Declaration collectively as Trustees, not as individuals or personally; and no Trustee, officer or shareholder of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of any Fund but the assets of the applicable Fund only shall be liable.

     SHAREHOLDER INQUIRIES. Shareholder inquiries should be directed by writing the Transfer Agent at 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062 or calling (800) 544-5445.

     TRANSFER AGENT. PFS Shareholder Services, an indirect subsidiary of Travelers, serves as Transfer Agent for the Fund. See "The Trust and Its Management."

     LEGAL COUNSEL. Sullivan & Worcester LLP, 1025 Connecticut Avenue N.W., Washington, D.C. 20036, is legal counsel to the Trust.

     INDEPENDENT AUDITORS. Ernst & Young LLP, 1221 McKinney, Suite 2400, Houston, Texas 77010, are the independent auditors for the Trust.